                                          OMB APPROVAL
                                          OMB Number: 3235-0570
                                          Expires: October 31, 2006
                                          Estimated average burden
                                          hours per response. . . . . . .19.3

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09025

                               New Covenant Funds
                         ----------------------------
               (Exact name of registrant as specified in charter)

              200 East Twelfth Street, Suite C,              47130
         ----------------------------------------         -----------
         (Address of principal executive offices)         (Zip code)

                    200 East Twelfth Street, Suite C, 47130
                    ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-858-6127

Date of fiscal year end: June 30, 2004

Date of reporting period: June 30, 2004

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

      Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                            [NEW COVENANT FUNDS LOGO]

                                  ANNUAL REPORT

                                  JUNE 30, 2004

NEW COVENANT GROWTH FUND

NEW COVENANT INCOME FUND

NEW COVENANT BALANCED GROWTH FUND

NEW COVENANT BALANCED INCOME FUND

                                                             TABLE OF CONTENTS

Shareholder Letter..................................................    2

Portfolios of Investments...........................................    6

Statements of Assets and Liabilities................................   18

Statements of Operations............................................   19

Statements of Changes in Net Assets.................................   20

Financial Highlights................................................   22

Notes to Financial Statements.......................................   26

Trustees and Officers...............................................   32

Report of Independent Registered Public Accounting Firm.............   33

TO OUR SHAREHOLDERS

                               NEW COVENANT FUNDS
                                  JUNE 30, 2004

Dear Shareholders:

The 12-month period between July 1, 2003 and June 30, 2004 was characterized by a strong and improving economy, solid stock-market gains and relatively flat bond-market returns.

The U.S. economy began the period with rapidly accelerating growth. Historically low interest rates helped boost business spending from very weak levels prior to the period. Meanwhile, low mortgage rates encouraged consumers to refinance their home loans, helping individuals increase their discretionary income. Those factors helped produce exceptionally strong growth during the third calendar quarter of 2003.

The pace of economic growth subsequently cooled to levels closer to historical norms. Economic stimulus remained strong, supported by low interest rates, tax cuts and government spending, but weak job growth and rising energy prices restrained the economy's expansion.

Signs of rising inflation began appearing in the spring, due in part to powerful demand from China for natural resources such as oil and steel. The Federal Reserve Board (the "Fed") signaled that it would raise short-term interest rates to forestall a sharp rise in prices, causing investors to demand higher yields on bonds. That trend helped slow the economy and reduce inflationary pressures. The Fed did increase short-term rates in June by one-quarter of a percentage point, to 1.25%.

That environment led to strong stock-market performance during the second half of 2003, followed by more tepid gains during early 2004. Corporate profits accelerated during the period, due to surging demand and strong productivity. A weak dollar boosted profits for U.S. firms that rely on exports, including many manufacturing and technology companies.

The improved economic climate particularly helped stocks of low-quality firms with little or no earnings and weak balance sheets. Such stocks, which had declined severely during the previous bear market, led the market as the surging economy improved weak companies' prospects. Market leadership rotated into higher-quality stocks in the middle of the period, but reverted to low-quality stocks during late spring.

Small-capitalization shares significantly outperformed large-caps during the period. Investors favored the relatively attractive valuations small stocks offered, especially given the improving economy--a common scenario at the beginning of an economic recovery.

The stock market cooled off in early 2004, as a number of factors combined to reduce investors' enthusiasm. Those factors included the weak job market; rising energy prices; global developments, such as the threat of terrorism and U.S. difficulties in Iraq; and the uncertainty associated with a closely-contested presidential contest. Growth stocks led the market by a considerable margin early in the period, but value stocks narrowed that gap substantially during the first half of 2004.

Bonds produced relatively flat returns during the 12-month period. Treasury securities offered very low yields at the beginning of the period. Those yields were fairly volatile, as investors tried to gauge the direction of interest rates. Yields declined in the fall, but rose in the spring as investors anticipated that the Fed would tighten monetary policy. Corporate bonds benefited from the improving credit environment, particularly during 2003.

THE NEW COVENANT GROWTH FUND

The New Covenant Growth Fund gained 19.81% during the 12-month period ended June 30, compared to a 19.10% return for the Fund's benchmark, the S&P 500.(1) The Dow Jones Wilshire 5000(2), a stock index representing more than 5,000 companies, returned 21.17% for the same period. The Trustees of the Fund recently changed the Fund's benchmark from the Wilshire 5000 to the S&P 500 stock index. This index more accurately reflects the Fund's strategy and portfolio characteristics. The Trustees also felt that the better-known S&P 500 was more familiar to shareholders, and therefore easier for them to use in assessing Fund performance. The two indices' long-term performances are very similar.

The Growth Fund held approximately 60% of its assets in its core style-neutral portfolio during the period, with approximately 17% in the Fund's dedicated growth allocation, 14% in its value allocation and 9% in international stocks. The Fund significantly outperformed the S&P during the period's first three quarters, and lagged during the three months through June. Strong performance from stocks in the core portfolio helped the Fund throughout much of the period. The Fund's overweight stake against the benchmark in small- and mid-cap shares also boosted relative performance. The Fund's investment strategy focuses primarily on shares of high-quality companies, and that strategy hurt relative returns during the final quarter.

THE NEW COVENANT INCOME FUND

The New Covenant Income Fund returned 0.00% during the 12 months ended June 30, 2004, compared to a 0.32% gain for the Lehman Brothers Aggregate Bond Index.(3)

The Income Fund maintained a duration neutral to the benchmark throughout much of the period, but shifted to a relatively short duration near the end of the period. The Fund's duration was shortened at the beginning of April in anticipation of rising interest rates. That move proved somewhat premature, and the shorter duration hampered relative returns during April. The Fund's short duration boosted relative returns near the end of the period, however, as interest rates increased.

                                                             TO OUR SHAREHOLDERS

                               NEW COVENANT FUNDS
                                  JUNE 30, 2004

The Income Fund holds the largest portion of its assets in mortgage-backed securities, which typically outperform other fixed-income issues during periods of gradually rising interest rates. As of June 30 the Fund held 45% of assets in government agency issues, 12% in Treasury securities and 22% in corporate bonds.(4)

THE NEW COVENANT BALANCED GROWTH FUND

The New Covenant Balanced Growth Fund gained 11.95% during the 12 months ended June 30, 2004. That compared to an 11.36% return for a benchmark comprised of a 60% weighting in the S&P 500 and a 40% weighting in the Lehman Brothers Aggregate Bond Index.

The Fund held an overweight allocation to stocks during much of the period. That allocation helped boost returns against the benchmark, as stocks outperformed bonds. The Fund's stock allocation grew to approximately 65% of assets at the end of 2003. The investment advisor rebalanced the Fund during the first quarter to its neutral allocation of 60% stocks and 40% bonds. Changes in the markets caused that allocation to change to 63% stocks and 37% bonds by the end of the period.

THE NEW COVENANT BALANCED INCOME FUND

The New Covenant Balanced Income Fund gained 7.07% for the year ended June 30, 2004. That return compared to a 6.67% gain for the Fund's benchmark, a composite index with a 65% weighting in the Lehman Aggregate Bond Index and a 35% weighting in the S&P 500.

The stock market's strong performance helped push this Fund's stock allocation above its neutral level. That larger stock allocation boosted relative returns as stocks climbed. As it had with the Balanced Growth Fund, the investment advisor rebalanced the Fund's positions to their neutral levels (65% bonds, 35% stocks) during the first quarter, but changes in the capital markets again led to a higher-than-neutral stock allocation. The Fund ended the period with 62% of its assets in bonds and 38% of assets in stocks.

                                          /s/ Dennis J. Murphy

                                          Dennis J. Murphy
                                          Executive Vice President
                                            and Chief Investment Officer
                                          The NCF Investment Department of
                                            New Covenant Trust Company, N.A.(5)

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE CALL 877-835-4531 OR VISIT OUR WEBSITE AT WWW.NEWCOVENANTFUNDS.COM.

(1) The Standard & Poor's Composite Index of 500 stocks is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries. It is not possible to invest directly in any index.

(2) The Dow Jones Wilshire 5000 Total Market Stock Index is an unmanaged index which measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is not possible to invest directly in any index.

(3) The Lehman Brothers Aggregate Bond Index is an unmanaged index of U.S. bonds, which includes reinvestment of any earnings, is widely used to measure the overall performance of the U.S. bond market. It is not possible to invest directly in any index.

(4)   Portfolio composition is subject to change.

(5)   A subsidiary of the Presbyterian Foundation.

NEW COVENANT GROWTH FUND
Ten Largest Stock Holdings at June 30, 2004
(Portfolio composition may change at any time)

Security                                 Market Value       % of Portfolio               Sector
--------                                 ------------       --------------   ------------------------------
Pfizer, Inc,                             $ 15,007,956             1.8%       Pharmaceuticals
Microsoft Corp.                            13,371,791             1.6        Computer Science and Software
Citigroup, Inc.                            12,860,784             1.5        Financial Services
Cisco Systems, Inc.                        10,524,695             1.3        Computer Science and Software
Bank of America Corp.                      10,191,632             1.2        Banking
General Electric Co.                        9,739,439             1.2        Diversified Operations
International Business Machines Corp.       9,682,395             1.2        Computer Science and Software
Time Warner, Inc.                           9,291,909             1.1        Broadcasting and Media
Exxon Mobil Corp.                           9,206,192             1.1        Oil and Gas
Intel Corp.                                 8,219,280             1.0        Technology

TO OUR SHAREHOLDERS

                                  JUNE 30, 2004
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                            NEW COVENANT GROWTH FUND*
                                       VS.
       THE WILSHIRE 5000 TOTAL MARKET STOCK INDEX AND THE S&P 500 INDEX+

                              [PERFORMANCE GRAPH]


                           Growth Fund    Wilshire 5000 Index        S&P 500 Index
            Jun-94            10000            10000                     10000
            Jun-95            11740            12472                     12603
            Jun-96            14406            15742                     15886
            Jun-97            18143            20357                     21391
            Jun-98            20828            26232                     27853
            Jun-99            23115            31371                     34192
            Jun-00            24590            34357                     36671
            Jun-01            21559            29085                     31232
            Jun-02            17821            24251                     25614
            Jun-03            17436            24559                     25679
            Jun-04            20890            29759                     30586

+Wilshire 5000 Total Market Stock Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. The Standard & Poor's 500 Index is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries.

                           1 YEAR     3 YEAR     5 YEAR     10 YEAR
                          RETURN**   RETURN**   RETURN**   RETURN**
Growth Fund                19.81%    -1.04%      -2.00%     7.65%
Wilshire 5000 Index        21.17%     0.77%      -1.05%    11.52%
S&P 500 Index              19.10%    -0.69%      -2.20%    11.82%

                                  JUNE 30, 2004
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                            NEW COVENANT INCOME FUND*
                                       VS.
                   THE LEHMAN BROTHERS AGGREGATE BOND INDEX++

                              [PERFORMANCE GRAPH]

                            Income Fund      Lehman Brothers Aggregate Bond Index
            Jun-94            10000                       10000
            Jun-95            10934                       11255
            Jun-96            11554                       11819
            Jun-97            12510                       12783
            Jun-98            13732                       14131
            Jun-99            13894                       14573
            Jun-00            14387                       15238
            Jun-01            15870                       16949
            Jun-02            17134                       18412
            Jun-03            18784                       20327
            Jun-04            18783                       20393

++The Lehman Brothers Aggregate Bond Index is representative of intermediate and long-term government and investment grade corporate debt securities.

                         1 YEAR      3 YEAR    5 YEAR     10 YEAR
                        RETURN**    RETURN**  RETURN**   RETURN**
Income Fund              0.00%       5.78%     6.22%       6.51%

Lehman Brothers
Aggregate Bond Index     0.32%       6.36%     6.95%       7.39%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE CALL 877-835-4531 OR VISIT OUR WEBSITE AT WWW.NEWCOVENANTFUNDS.COM.

* The performance information for all of the New Covenant Funds reflects performance prior to the July 1, 1999 inception date of the Funds. It represents performance records of the private pools previously managed by the Presbyterian Church (U.S.A.) Foundation, the predecessor entity to the Advisor. These private pools had investment objectives and policies in all material respects equivalent to those of the Funds. They were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code of 1986, which may adversely affect performance results. The performance has been restated to reflect the total expenses of the Funds.

** Returns shown are average annual returns, assuming reinvestment of all dividends and distributions.

                                                             TO OUR SHAREHOLDERS

                                  JUNE 30, 2004
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                       NEW COVENANT BALANCED GROWTH FUND*
                                       VS.
  THE BLENDED WILSHIRE/AGGREGATE INDEX AND THE BLENDED S&P 500/AGGREGATE INDEX+

                              [PERFORMANCE GRAPH]

                         Balanced Growth Fund     Blended Wilshire/Aggregate Index           Blended S&P 500/Aggregate Index
            Jun-94            10000                            10000                                       10000
            Jun-95            11374                            11977                                       12053
            Jun-96            13173                            14058                                       14132
            Jun-97            15667                            16960                                       17469
            Jun-98            17732                            20598                                       21354
            Jun-99            19115                            23374                                       24600
            Jun-00            20097                            25192                                       26182
            Jun-01            19493                            23923                                       24930
            Jun-02            17975                            22289                                       22995
            Jun-03            18532                            23502                                       24109
            Jun-04            20745                            26445                                       26848

+The Blended Wilshire/Aggregate Index is a composite index composed of 60% Wilshire 5000 Total Market Stock Index and 40% Lehman Brothers Aggregate Bond Index. The Blended S&P 500/Aggregate Index is a composite index composed of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index.

                           1 YEAR     3 YEAR     5 YEAR     10 YEAR
                          RETURN**   RETURN**   RETURN**   RETURN**
Balanced Growth Fund      11.95%      2.10%      1.65%       7.57%

Blended Wilshire/
Aggregate Index           12.52%      3.40%      2.50%      10.21%

Blended S&P 500/
Aggregate Index           11.36%      2.50%      1.76%      10.38

                                  JUNE 30, 2004
                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                       NEW COVENANT BALANCED INCOME FUND*
                                       VS.
 THE BLENDED WILSHIRE/AGGREGATE INDEX AND THE BLENDED S&P 500/AGGREGATE INDEX++

                              [PERFORMANCE GRAPH]

                      Balanced Income Fund      Blended Wilshire/Aggregate Index           Blended S&P 500/Aggregate Index
            Jun-94            10000                         10000                                       10000
            Jun-95            11205                         11673                                       11716
            Jun-96            12509                         13085                                       13124
            Jun-97            14273                         15095                                       15357
            Jun-98            15956                         17641                                       18017
            Jun-99            16760                         19283                                       19863
            Jun-00            17497                         20541                                       21005
            Jun-01            17861                         20877                                       21375
            Jun-02            17583                         20775                                       21144
            Jun-03            18638                         22375                                       22701
            Jun-04            19956                         24015                                       24217

++The Blended Wilshire/Aggregate Index is a composite index composed of 35% Wilshire 5000 Total Market Stock Index and 65% Lehman Brothers Aggregate Bond Index. The Blended S&P 500/Aggregate Index is a composite index composed of 35% S&P 500 Index and 65% Lehman Brothers Aggregate Bond Index.

                         1 YEAR     3 YEAR     5 YEAR     10 YEAR
                        RETURN**   RETURN**   RETURN**   RETURN**
Balanced Income Fund     7.07%      3.77%      3.55%      7.15%

Blended Wilshire/
Aggregate Index          7.33%      4.78%      4.49%      9.16%

Blended S&P 500/
Aggregate Index          6.67%      4.25%      4.04%      9.25%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE CALL 877-835-4531 OR VISIT OUR WEBSITE AT WWW.NEWCOVENANTFUNDS.COM.

* The performance information for all of the New Covenant Funds reflects performance prior to the July 1, 1999 inception date of the Funds. It represents performance records of the private pools previously managed by the Presbyterian Church (U.S.A.) Foundation, the predecessor entity to the Advisor. These private pools had investment objectives and policies in all material respects equivalent to those of the Funds. They were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code of 1986, which may adversely affect performance results. The performance has been restated to reflect the total expenses of the Funds.

** Returns shown are average annual returns, assuming reinvestment of all dividends and distributions.

PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2004

                                                        Value
Shares                                                 (Note 2)
------                                                 --------
COMMON STOCKS (97.9%):
         ADVERTISING (0.7%):
  10,100 Catalina Marketing Corp. (b) (L).........   $    184,729
   4,600 Daktronics (b) (L).......................        114,770
 231,000 Interpublic Group of Cos., Inc.(b).......      3,171,630
  35,300 Omnicom Group, Inc. .....................      2,678,917
                                                     ------------
                                                        6,150,046
                                                     ------------

         AEROSPACE (0.2%):
  40,500 Rockwell Collins, Inc. ..................      1,349,460
                                                     ------------

         AUTOMOTIVE (1.9%):
   8,479 Aftermarket Technology Corp. (b).........        139,904
   5,500 Bayerische Motoren Werke AG (L)..........        243,239
  16,400 DaimlerChrysler AG (L)...................        768,193
 128,000 Dana Corp. ..............................      2,508,800
 130,800 Delphi Automotive Systems................      1,396,944
  29,000 General Motors Corp. (L).................      1,351,110
 103,500 Honda Motor Co. Ltd. (L).................      2,517,120
   9,100 Johnson Controls, Inc. ..................        485,758
  15,900 Lear Corp. ..............................        937,941
 111,000 Mitsubishi Motors Corp (b) (L)...........        181,075
  65,000 Nissan Motors............................        722,586
  30,020 Pep Boys-Manny, Moe & Jack, Inc.(L)......        761,007
   5,200 Renault SA...............................        396,044
   5,200 Scania AB - B Shares.....................        176,717
  37,000 Suzuki Motor Corp. ......................        651,734
  14,000 Toyota Motor Co. ........................        567,108
  73,500 TRW Automotive Holdings Corp (b)(L)......      1,385,475
  56,600 Visteon Corp. (L)........................        660,522
                                                     ------------
                                                       15,851,277
                                                     ------------

         BANKING (6.5%):
   7,000 ABC Bancorp (L)..........................        142,380
  51,883 ABN AMRO Holdings NV.....................      1,134,960
  21,020 Australia and New Zeland Banking
         Group Ltd. ..............................        267,666
   1,400 BancFirst (L)............................         83,650
  72,700 Banco Bilbao Vizcaya (L).................        971,186
 120,440 Bank of America Corp. ...................     10,191,632
  58,300 Bank One Corp. ..........................      2,973,299
  20,300 Banque Nationale de Paris (L)............      1,248,484
  16,500 Barclays Plc.............................        140,562
  37,100 Bay View Capital.........................         76,426
  17,300 Bayerische Vereins Ag (b)................        308,354
  12,610 Cathay Bancorp, Inc. (L).................        841,087
 101,700 Comerica, Inc. ..........................      5,581,295
   7,200 Community Bank System, Inc. .............        164,088
   2,950 Corus Bankshares, Inc. ..................        121,275
  10,972 Credit Suisse Group (b)..................        389,855
  52,600 Credito Italiano (L).....................        259,823
   1,700 Deutsche Bank AG (L).....................        133,716
  33,000 DNB NOR ASA (L)..........................        225,189
   6,700 Flagstar Bancorp, Inc. (L)...............        133,196
  18,900 ForeningsSparbanken AB...................        361,293
   8,250 Fremont General Corp. (L)................        145,613
  21,300 Golden West Financial Corp. .............      2,265,255
  12,100 GreenPoint Financial Corp. ..............        480,370
  13,700 Hang Seng Bank (L).......................        175,646
  36,700 Hibernia Corp. ..........................        891,810
  20,692 Holderbank Financiere Glarus.............      1,125,140
  47,600 HSBC Holdings Plc........................        707,845
   3,800 Hudson United Bancorp. ..................        141,664
  49,400 Huntington Bancshares, Inc. .............      1,131,260
   3,900 Irwin Financial Corp. ...................        102,960
   1,600 ITLA Capital Corp. (b) (L)...............         64,912
  25,650 J.P. Morgan Chase & Co. .................        994,451
  68,300 KeyCorp..................................      2,041,487
  20,100 Lloyds TSB Group Plc.....................        157,379
  22,900 MBT Financial Corp. (L)..................        417,238
      49 Mitsubishi Tokyo Financial Group,Inc. ...        453,558
      32 Mizuho Financial Group, Inc. ............        145,168
   6,415 National Australia Bank Ltd. ............        133,346
   4,500 National Bank of Canada..................        144,322
  50,000 National City Corp. .....................      1,750,500
  34,900 North Fork Bancorp. (L)..................      1,327,945
  15,500 Oriental Financial Group (L).............        419,585
   9,800 Peoples Bancorp, Inc. (L)................        260,582
   2,600 Provident Bankshares Corp. ..............         74,984
   4,800 R & G Financial Corp. ...................        158,688
  41,200 Royal Bank of Scotland Group Plc.........      1,186,493
   2,600 Societe Generale.........................        220,956
  13,300 Southside Bancshares (L).................        279,300
  10,100 Southwest Bancorp........................        184,325
  31,200 Standard Chartered Plc...................        508,099
  16,500 State Street Corp. ......................        809,160
      77 Sumitomo Mitsui Financial Group(L).......        527,847
  24,800 SunTrust Banks, Inc. ....................      1,611,752
  37,610 Texas Capital Banc (b)...................        624,326
  11,700 TriCo Bancshares (L).....................        221,130
 133,500 U.S. Bancorp. ...........................      3,679,259
      79 UFJ Holdings, Inc. ......................        348,971
  18,800 Unionbancal Corp.........................      1,060,320
  11,300 Wells Fargo & Co. .......................        646,699
   2,800 Wesbanco, Inc. ..........................         81,564
  12,200 Westamerica Bancorp. ....................        639,890
   1,800 WFS Financial (b)........................         89,118
                                                     ------------
                                                       54,180,333
                                                     ------------

         BROADCASTING AND MEDIA (3.8%):
   8,600 4 Kids Entertainment, Inc. (b) (L).......        205,712
  67,550 Belo Corp. ..............................      1,813,718
  46,500 Clear Channel Communications, Inc. ......      1,718,175
  87,972 Comcast Corp. New CL A (b)...............      2,465,855
  45,100 Comcast Corp. Spl A (b)..................      1,245,211
  39,000 Cox Communications, Inc. Class A (b).....      1,083,810
  20,500 Cumulus Media, Inc. (b)..................        344,605
  88,500 Directv Group, Inc. (b)..................      1,513,350
  42,100 Gannett Co., Inc.........................      3,572,185
   8,200 General Communication, Inc. (b)..........         65,108
  17,900 Knology, Inc. (b) (L)....................         88,963
  51,880 L-3 Communications Holdings, Inc. (L)....      3,465,584
 351,500 Liberty Media Corp. (b)..................      3,159,985
  19,103 News Corp Pref-Ltd Vtg Shr...............        156,359
 528,550 Time Warner, Inc. (b)....................      9,291,909
  30,370 Viacom, Inc. - Cl. B.....................      1,084,816
   6,450 World Wrestling Entertainment, Inc. (L)..         82,238
                                                     ------------
                                                       31,357,583
                                                     ------------

         CHEMICALS (1.1%):
  22,500 Air Products & Chemical, Inc. ...........      1,180,125
   2,700 Albemarle Corp...........................         85,455
   4,500 Arch Chemicals, Inc......................        129,690
  20,800 Dow Chemical Co..........................        846,560

                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2004

                                                                      Value
Shares                                                               (Note 2)
                                                                   -------------
COMMON STOCKS (CONTINUED)
              CHEMICALS (CONTINUED)
    20,000    Du Pont (E.I.) De Nemours ......................     $    888,400
     6,000    Nitto Denko Corp. ..............................          306,832
     3,900    Norsk Hydro ASA (L) ............................          253,473
    31,400    PPG Industries, Inc. ...........................        1,962,186
    27,600    Praxair, Inc. ..................................        1,101,516
    47,030    Rohm & Haas Co. ................................        1,955,507
    47,000    Sumitomo Chemical Co. ..........................          219,246
     1,369    Syngenta AG (b) ................................          114,776
     6,500    Takeda Chemical Industries .....................          285,341
                                                                   ------------
                                                                      9,329,107
                                                                   ------------

              COMMERCIAL SERVICES (2.1%):
     5,900    Aaron Rents, Inc. (L) ..........................          195,526
   115,200    Accenture Ltd. (b) .............................        3,165,696
    66,560    Alliance Data Systems Corp. (b) ................        2,812,160
     8,600    Angelica Corp. .................................          215,946
    22,700    Career Education Corp. (b) .....................        1,034,212
    15,900    Checkpoint Systems, Inc. (b) ...................          285,087
     4,600    Geo Group, Inc. (b) (L) ........................           93,840
     3,200    Global Imaging Systems, Inc. (b)(L) ............          117,312
    71,450    Global Payments, Inc. (L) ......................        3,216,679
    13,700    Iron Mountain, Inc. (b) ........................          661,162
     6,300    ITT Educational Services, Inc. (b) .............          239,526
    15,500    John H  Harland Co. (L) ........................          454,925
    31,310    Korn/Ferry International (b) (L) ...............          606,475
     9,600    Maximus, Inc. (b) ..............................          340,416
    53,760    Netgear, Inc. (b) (L) ..........................          577,382
    36,900    Pitney Bowes, Inc. .............................        1,632,825
     3,700    Proquest Co. (b) ...............................          100,825
    28,600    Rent-Way, Inc. (b) (L) .........................          257,400
     4,400    Sourcecorp (b) .................................          121,088
    26,000    Tns, Inc. (b) ..................................          566,800
     3,300    Watson Wyatt & Co. .............................           87,945
    64,600    Xerox Corp. (b) ................................          936,700
                                                                   -------------
                                                                     17,719,927
                                                                   -------------

              COMPUTER SERVICES AND SOFTWARE (6.7%):
    66,315    Activision, Inc. (b) ...........................        1,054,409
    27,500    Adobe Systems, Inc. ............................        1,278,750
     1,850    Ansys, Inc. (b) ................................           86,950
    23,270    Automatic Data Processing, Inc. ................          974,548
    87,300    Bea Systems, Inc. (b) ..........................          717,606
   444,080    Cisco Systems, Inc. (b) ........................       10,524,695
    75,400    Dell, Inc. (b) .................................        2,700,827
    83,820    Dendrite International, Inc. (b) ...............        1,557,376
    17,300    Dst Systems, Inc. (b) ..........................          831,957
    76,590    Embarcadero Technologies, Inc. (b) .............          946,652
    10,800    Epicor Software Corp. (b) (L) ..................          151,740
    42,600    Gartner Group, Inc. (b) (L) ....................          563,172
   148,000    Hewlett Packard Co. ............................        3,122,799
    25,540    Hyperion Solutions Corp. (b) ...................        1,116,609
       300    Infosys Technologies Ltd. (L) ..................           27,831
   109,840    International Business Machines Corp. ..........        9,682,395
    40,668    Maxtor Corp. (b) (L) ...........................          269,629
   468,200    Microsoft Corp. ................................       13,371,791
     2,600    Microstrategy, Inc. (b)(L) .....................          111,020
   138,700    Oracle Corp. (b) ...............................        1,654,691
     3,400    Progress Software Corp. (b) ....................           73,678
     7,150    QAD, Inc. (b) (L) ..............................           75,862
     1,550    Quality Systems (b) (L) ........................           76,090
    72,360    Quest Software, Inc. (b) .......................          933,444
     3,800    Renanissance Learning, Inc. (L) ................           85,196
    42,750    RSA Security, Inc. (b) (L) .....................          875,093
     1,700    SAP AG (L) .....................................          283,358
     3,300    Scan Source, Inc. (b) (L) ......................          196,086
     5,100    Seachange International, Inc. (b) (L) ..........           86,088
    52,370    Secure Computing (b) (L) .......................          610,111
     4,150    SERENA Software, Inc. (b) (L) ..................           79,224
    90,980    Sonicwall, Inc. (b) ............................          782,428
     4,875    SS&C Technologies, Inc.  .......................           91,163
    11,800    Sungard Data Systems (b) .......................          306,800
     4,200    Sybase, Inc. (b) ...............................           75,600
    15,000    The Sco Group, Inc. (b) (L) ....................           87,750
     5,500    Transaction Systems Architects,  Inc. (b) ......          118,415
     8,000    Tyler Technologies, Inc. (b) (L) ...............           75,680
    20,100    United Online, Inc. (b) (L) ....................          353,961
    87,480    Wind River Systems, Inc. (b) ...................        1,028,765
                                                                   ------------
                                                                     57,040,239
                                                                   ------------

              CONSTRUCTION AND BUILDING MATERIALS (1.1%):
   26,600     Bouygues SA (L) ................................          890,627
    6,700     Brookfi eld Homes Corp. (L) ....................          175,473
   30,000     Centex Corp. ...................................        1,372,499
   14,181     CRH Plc. .......................................          300,208
   39,450     DR  Horton, Inc. ...............................        1,120,380
   37,920     Dycom (b) ......................................        1,061,760
    4,200     Eagle Materials (L) ............................          298,284
    2,400     Florida Rock Industries ........................          101,208
   17,690     Hughes Supply, Inc. ............................        1,042,472
   28,600     Lennar Corp. Class A ...........................        1,278,992
    2,200     Quanex Corp. ...................................          107,140
    2,400     Ryland Group, Inc. .............................          187,680
   41,000     Sekisui House Ltd. (L) .........................          455,034
   14,000     Standard-Pacific Corp. .........................          690,200
    4,400     Wci Communities, Inc. (b) ......................           98,164
                                                                   ------------
                                                                      9,180,121
                                                                   ------------
              CONSUMER PRODUCTS (4.6%):
   22,100     Amcor Ltd. .....................................          107,302
    2,600     Bandag, Inc. ...................................          115,778
    7,700     Cole (Kenneth) Productions, Inc. (L) ...........          263,879
   77,600     Colgate-Palmolive Co. ..........................        4,535,720
   67,940     Estee Lauder Co., Inc. (The) - Class A .........        3,314,113
   29,910     Fossil, Inc. (b) ...............................          815,048
    2,400     Genlyte Group (b) ..............................          150,912
  139,080     Gillette Co. ...................................        5,896,993
   10,600     HNI Corp. ......................................          448,698
   24,400     Industria de Diseno Textil, SA (L) .............          559,883
    4,000     K-Swiss, Inc. (L) ..............................           80,840
   71,700     Kimberly-Clark Corp. ...........................        4,723,596
    4,200     L'OREAL SA (L) .................................          335,467
  194,000     Li & Fung Ltd. (L) .............................          283,546
      800     Michelin .......................................           44,237
   36,180     Nike, Inc. Class B .............................        2,740,635
   18,000     Nikon Corp. (L) ................................          202,575
    2,700     Nintendo Co. ...................................          313,018
   11,500     Nu Skin Enterprises, Inc. (L) ..................          291,180
   36,000     Pactiv Corp. (b) ...............................          897,840
    6,000     Phillips-Van Heusen Corp. ......................          115,500
   19,300     Polaris Industries, Inc. (L) ...................          926,400
  102,000     Procter & Gamble Co. ...........................        5,552,880
   30,500     Rayovac Corp. (b) ..............................          857,050

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2004

                                                                       Value
Shares                                                               (Note 2)
                                                                   -------------
COMMON STOCKS (CONTINUED)
              CONSUMER PRODUCTS (CONTINUED)
     6,000    Reckitt & Colman                                     $    169,852
    41,980    Sherwin-Williams Co. ...........................        1,744,269
     2,300    Stanley Furniture Co., Inc. (L) ................           96,853
     9,600    Timberland Co., Class A (b) ....................          620,064
    20,150    Toro Co. (L) ...................................        1,411,911
     3,200    Uni-Charm ......................................          159,538
     3,500    Unilever Plc (L) ...............................          238,889
    10,700    Wolseley Plc ...................................          165,908
     4,000    York International Corp. .......................          164,280
                                                                   -------------
                                                                     38,344,654
                                                                   -------------

              DIVERSIFIED OPERATIONS (4.9%):
    69,480    3M Co. .........................................        6,253,894
     4,300    Acuity Brands, Inc. ............................          116,100
   107,500    Bombardier Class B .............................          322,320
    49,100    Brambles Industries Ltd. (L) ...................          205,218
   116,500    Cendant Corp. ..................................        2,851,920
    59,900    Centrica Plc. ..................................          243,871
    41,200    Crane Co. ......................................        1,293,268
   115,028    First Data Corp. ...............................        5,121,047
   300,600    General Electric Co. ...........................        9,739,439
     2,600    Harsco Corp. ...................................          122,200
    26,000    Mitsubishi Corp. ...............................          252,578
     2,050    Rofin-Sinar Technologies, Inc.(b) ..............           52,050
    43,800    Smiths Industries Plc. .........................          592,955
    85,900    Spx Corp. (L) ..................................        3,989,196
    20,900    Swire Pacific Ltd. .............................          135,318
    21,000    Textron, Inc. ..................................        1,246,350
   101,000    Thermo Electron Corp. (b) ......................        3,104,740
   150,790    Tyco International Ltd. ........................        4,997,181
     4,900    Wesfarmers Ltd. ................................          100,352
                                                                   -------------
                                                                     40,739,997

                                                                   -------------
              ELECTRONICS (3.4%):
     3,500    Advantest Corp. (L) ............................          234,477
   108,800    Altera Corp. (b) ...............................        2,417,536
    20,100    Ameren Corp. (L) ...............................          863,496
    15,900    Ametek, Inc. ...................................          491,310
    15,400    Amphenol Corp. - Class A (b) ...................          513,128
    49,500    Applied Materials, Inc. (b) ....................          971,190
    12,600    Asm Lithography Holding NV (b) .................          213,237
    42,620    Broadcom Corp. (b) .............................        1,993,337
    13,800    Cirrus Logic, Inc. (b) (L) .....................           82,938
    10,400    Cree Research, Inc. (b) (L) ....................          242,112
    12,950    Diodes, Inc. (b) (L) ...........................          306,786
    57,100    Emerson Electric Co. ...........................        3,628,705
    20,400    Ess Technologies, Inc. (b) (L) .................          218,484
    24,200    Fairchild Semiconductor
              International, Inc. (b) ........................          396,154
     5,000    Fanuc Co Ltd. ..................................          298,309
    27,000    Furukawa Electric Co. Ltd. (b)                            115,310
     3,000    Hirose Electric Co. Ltd.........................          329,652
    17,000    Hon Hai Precision Industry Co. Ltd. ............          126,337
    17,800    Infineon Technologies AG (b) (L) ...............          239,736
   158,500    Johnson Electric Holdings ......................          161,552
       600    Keyence Corp. ..................................          136,865
    24,000    Konica Corp. ...................................          331,247
     6,100    Koninklijke Philips Electronics NV .............          164,239
     2,000    Kyocera Corp. ..................................          169,729
    29,200    MEMC Electronic Materials, Inc. b)(L) ..........          288,496
    61,600    Microchip Technology, Inc. .....................        1,942,864
     3,400    MTS Systems Corp. ..............................           79,730
     3,700    Murata Manufacturing Co. Ltd. ..................          210,915
   227,250    National Semiconductor Corp. (b) ...............        4,997,229
   121,000    NecCorp. (L) ...................................          851,652
       300    NEC Electronics Corp. ..........................           18,421
     7,300    Omron Corp. ....................................          170,934
    68,800    On Semiconductor Corp. (b) (L) .................          345,376
     2,700    Rohm Co Ltd. ...................................          323,164
     3,964    Samsung Electornics - GDR ......................          815,593
     3,700    Siliconix, Inc. (b) (L) ........................          183,594
     8,200    Sony Corp. .....................................          308,867
     5,600    Standard Microsystems Corp. (b) ................          130,592
    11,500    Stmicroelectronics NV (L) ......................          252,266
    62,898    Taiwan Semiconductor ADR .......................          522,679
    20,500    Tektronix, Inc. ................................          697,410
    12,000    Tokyo Electron Ltd. ............................          673,051
    38,635    Trimble Navigation Ltd. (b) ....................        1,073,667
    16,000    Venture Corp  Ltd. .............................          167,204
                                                                   -------------
                                                                     28,699,570
                                                                   -------------

              ENERGY (2.2%):
    60,800    American Electric Power Co., Inc. ..............        1,945,600
     4,600    Atmos Energy Corp. (L) .........................          117,714
     8,700    Cleco Corp. (L) ................................          156,426
    26,600    DPL, Inc. ......................................          516,572
    24,300    Edison International ...........................          621,351
   358,500    El Paso Corp. ..................................        2,824,980
    35,800    Entergy Corp. ..................................        2,005,158
   108,674    Exelon Corp. ...................................        3,617,758
    22,300    Great Plains Energy, Inc. ......................          662,310
     1,500    Iberdrola SA ...................................           31,663
    17,100    Kansai Electric Power, Inc. ....................          311,707
    28,900    MDU Resources Group, Inc. ......................          694,467
    35,700    NUI Corp. (L) ..................................          521,220
    17,600    Oklahoma Gas & Electric Co. ....................          448,272
    15,500    Pinnacle West Capital Corp. ....................          626,045
    23,200    Public Service Enterprise Group, Inc. ..........           28,696
    42,900    Sierra Pacific Resources (b) (L) ...............          330,759
    58,000    Tokyo Gas Ltd. (L) .............................          205,710
    16,800    UGI Corp. ......................................          539,280
     2,900    Veba AG ........................................          208,874
    53,800    Xcel Energy, Inc. ..............................          898,998
                                                                   -------------
                                                                     18,213,560
                                                                   -------------

              ENTERTAINMENT AND LEISURE (0.2%):
    25,000    Carnival Corp. .................................        1,175,000
    22,300    Regal Entertainment Group (L) ..................          403,630
                                                                   -------------
                                                                      1,578,630
                                                                   -------------

              FINANCIAL SERVICES (8.6%):
     6,750    Affiliated Managers Group, Inc. (b) (L) ........          339,998
     1,840    Aiful Corp. ....................................          192,069
    75,550    Ambac Financial Group, Inc. ....................        5,548,392
     2,800    American Capital Strategies ....................           78,456
    19,650    American Express Co. ...........................        1,009,617
     7,050    American Home Mortgage
              Investment Corp. (L) ...........................          182,807
    17,400    Arthur J. Gallagher & Co. ......................          529,830
    35,200    BISYS Group, Inc. (c) ..........................          494,912
    41,800    Capital One Financial Corp. ....................        2,858,284
     8,600    Charter Municipal Mortgage Acceptance ..........          169,076
    17,260    Chicago Mercantile Exchange ....................        2,491,826


                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2004

                                                       Value
  Shares                                             (Note 2)
  ------                                             --------
COMMON STOCKS (CONTINUED)
        FINANCIAL SERVICES  (CONTINUED)
 20,100 Cit Group, Inc............................   $   769,629
276,576 Citigroup, Inc............................    12,860,784
  7,000 CompuCredit Corp. (b).....................       121,100
105,749 Countrywide Credit Industries, Inc. ......     7,428,867
  5,373 Deutsche Boerse AG (L)....................       274,230
  5,900 Efunds Corp. (b) (L)......................       103,250
 35,600 Equifax, Inc..............................       881,100
118,600 Federal Home Loan Mortgage Corp...........     7,507,380
 86,100 Federal National Mortgage Association.....     6,144,096
 11,136 Fidelity National Financial, Inc..........       415,818
 24,800 Friedman, Billings, Ramsey Group, Inc. (L)       490,792
 21,700 Goldman Sachs Group, Inc. ................     2,043,272
 38,700 HBOS Plc..................................       478,995
 27,607 ING Groep NV..............................       651,608
  4,000 Jackson Hewitt Tax Service, Inc. (b)......        70,000
 55,000 MBIA, Inc.................................     3,141,600
 53,700 MBNA Corp.................................     1,384,923
 73,100 Merrill Lynch & Co........................     3,945,938
 24,460 MGIC Investment Corp......................     1,855,536
 78,800 Morgan Stanley Dean Witter & Co...........     4,158,276
  3,342 Muenchener Rueckver (L)...................       363,098
 40,000 Nikko Securities Co., Ltd.................       193,924
 12,000 Nomura Securities Co......................       177,611
  4,750 Novastar Financial, Inc. (L)..............       180,310
  6,500 Orix Corp.................................       744,627
 36,100 Regions Financial Corp. ..................     1,319,455
  5,600 Saxon Capital, Inc. (b)...................       127,848
  8,305 UBS AG....................................       585,209
  4,700 World Acceptance Corp. (b) (L)............        86,151
                                                     -----------
                                                      72,400,694
                                                     -----------

        FOOD AND BEVERAGES (3.9%):
 31,600 Aramark Corp. ............................       908,816
  3,800 Carrefour SA (L)..........................       184,376
134,560 Coca-Cola Co. ............................     6,792,590
 93,000 Coca-Cola Enterprises, Inc. ..............     2,696,070
 18,300 Compass Group Plc. .......................       111,674
  5,600 Groupe Danone (L).........................       488,509
 23,000 Hormel Foods Corp. .......................       715,300
 35,440 JM Smuckers Co. ..........................     1,627,050
 18,920 Kellogg Co. ..............................       791,802
  9,700 Koninklijke Numico NV (b).................       311,678
 94,000 Kraft Foods, Inc. Class A.................     2,977,920
  5,450 Nash Finch Co. (L)........................       136,414
  4,284 Nestle SA. ...............................     1,142,491
 62,500 Pepsi Bottling Group, Inc. ...............     1,908,750
 14,700 PepsiAmericas, Inc. ......................       312,228
 89,200 PepsiCo, Inc. ............................     4,806,096
 24,300 Ruddick Corp. ............................       545,535
176,130 Safeway, Inc. (b).........................     4,463,134
 39,100 SUPERVALU, Inc. ..........................     1,196,851
 62,400 Unilever Plc. ............................       612,208
 18,300 Woolworths Ltd. ..........................       145,325
                                                     -----------
                                                      32,874,817
                                                     -----------

        FOREST AND PAPER PRODUCTS (1.7%):
 16,200 Abitibi-Consolidated, Inc. ...............       110,558
164,330 Georgia Pacific Corp......................     6,076,924
 11,800 Glatfelter (L)............................       166,144
 34,900 International Paper Co. ..................     1,560,030
 27,000 Sumitomo Forestry.........................       310,296
 27,000 Temple-Inland, Inc. ......................     1,869,750
  9,800 Upm-Kymmene Oyj...........................       186,478
 17,100 Wausau-Mosinee Paper Corp. (L)............       295,830
 51,600 Weyerhaeuser Co. .........................     3,256,992
                                                     -----------
                                                      13,833,002
                                                     -----------

        HEALTH SERVICES (2.5%):
 36,500 Aetna, Inc. ..............................     3,102,500
  2,700 Amedisys, Inc. (b) (L)....................        89,208
 14,900 Anthem, Inc. (b) (L)......................     1,334,444
 19,400 Apria Healthcare Group, Inc. (b)..........       556,780
 17,700 Express Scripts, Inc., Class A (b)........     1,402,371
  3,300 Genesis Healthcare (b)....................        95,832
 18,850 HCA, Inc. ................................       783,972
 37,700 Humana, Inc. (b)..........................       637,130
 29,240 Lifepoint Hospitals, Inc. (b) (L).........     1,088,313
 52,130 McKesson Corp.............................     1,789,623
 19,400 PacifiCare Health Systems, Inc. (b).......       750,004
  4,100 PolyMedica Corp. (L)......................       127,264
  4,600 Rehabcare Group, Inc. (b) (L).............       122,498
199,200 Schering-Plough Corporation...............     3,681,215
 18,100 Stryker Corp. ............................       995,500
  4,000 Symbion, Inc. (b) (L).....................        69,840
 62,700 Triad Hospitals, Inc. (b).................     2,334,321
  2,200 UnitedHealth Group, Inc. .................       136,950
 11,150 US Oncology, Inc. (b).....................       164,128
  2,100 VCA Antech, Inc. (b)......................        94,122
 15,500 Wellpoint Health Networks (b).............     1,736,155
                                                     -----------
                                                      21,092,170
                                                     -----------

        HOTELS AND OTHER LODGING PLACES (0.0%):
  6,800 Accor SA (L)..............................       286,998
                                                     -----------

        INSURANCE (4.0%):
 83,870 Aegon NV. ................................     1,011,221
  4,000 Allianz Ag (L)............................       433,127
 60,079 American International Group, Inc. .......     4,282,431
 10,950 Arch Capital Group Ltd. (b)...............       436,686
     54 Berkshire Hathaway, Inc. Class A (b)......     4,803,300
 49,000 Chubb Corp. ..............................     3,340,820
 71,000 CIGNA Corp. ..............................     4,885,510
    400 Great West Lifeco, Inc. ..................        14,380
 57,000 Hartford Financial Services Group, Inc. ..     3,918,180
  4,500 LandAmerica Financial Group, Inc. ........       175,185
     39 Millea Holdings, Inc. ....................       579,022
 61,000 Mitsui Marine And Fire....................       573,019
 18,400 Nrma Insurance Group......................        64,087
 33,900 Old Republic International Corp. .........       804,108
 13,000 Platinum Underwriter Holdings Ltd. .......       395,590
 34,200 Promina Group Ltd. .......................        95,295
 19,800 Prudential Corp., Plc. ...................       170,380
 19,865 Qbe Insurance Group Ltd (L)...............       177,126
 25,200 Reinsurance Group of America, Inc. .......     1,024,380
 86,039 St. Paul Cos., Inc. ......................     3,488,021
  2,050 Stewart Information Services Corp. .......        69,229
 15,851 Swiss Re. ................................     1,029,606
 18,800 Torchmark Corp. ..........................     1,011,440
 19,300 Yasuda F & M Insurance....................       197,219
                                                     -----------
                                                      32,979,362
                                                     -----------

        INTERNET SERVICES (0.8%):
106,700 CNET Networks, Inc. (b) (L)...............     1,181,169

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2004

                                                       Value
  Shares                                             (Note 2)
  ------                                             --------
COMMON STOCKS (CONTINUED)
        INTERNET SERVICES (CONTINUED)
  3,500 j2 Global Communications, Inc. (b) (L)....   $    97,300
148,970 VeriSign, Inc. (b)........................     2,964,503
 14,350 WebEx Communications, Inc. (b) (L)........       312,256
     12 Yahoo Japan Corp. (b).....................       116,574
 43,800 Yahoo, Inc. (b)...........................     1,591,254
                                                     -----------
                                                       6,263,056
                                                     -----------

        MACHINERY AND EQUIPMENT (0.8%):
  3,050 Albany International Corp. Class A........       102,358
  5,000 Briggs & Stratton Corp. ..................       441,750
 36,900 Caterpillar, Inc. ........................     2,931,335
 54,850 Graco, Inc. ..............................     1,703,093
  9,000 Lincoln Electric Holdings, Inc. ..........       306,810
  1,100 Nidec Corp. ..............................       112,707
  4,900 Schneider SA (L)..........................       334,445
  3,400 SMC Corp. ................................       367,685
  5,050 Watsco, Inc. .............................       141,754
                                                     -----------
                                                       6,441,937
                                                     -----------

        MANUFACTURING (0.2%)
 13,900 Assa Abloy AB Class B (L).................       177,603
  1,650 NACCO Industries, Inc. ...................       156,750
 21,200 Pentair, Inc. ............................       713,168
  7,600 Siemens AG. ..............................       546,933
  2,800 Simpson Manufacturing Co., Inc. ..........       157,136
    100 Thyssen Krupp AG. ........................         1,709
                                                     -----------
                                                       1,753,299
                                                     -----------

        MEDICAL PRODUCTS (5.4%):
 19,400 Advanced Medical Optics, Inc. (b) (L).....       825,858
 24,110 Allergan, Inc. ...........................     2,158,327
 21,050 Applera Corp.-Celera Genomics Group (b)...       242,286
 33,420 Arthrocare Corp. (b) (L)..................       971,854
  9,900 Bausch & Lomb, Inc. ......................       644,193
 99,500 Baxter International, Inc. ...............     3,433,745
 39,100 Becton, Dickinson & Co. ..................     2,025,380
 45,350 Biomet, Inc. .............................     2,015,354
 16,000 Cerner Corp. (b) (L)......................       713,280
 14,100 Ciphergen Biosystems, Inc. (b) (L)........       103,212
 16,700 Cooper Cos., Inc. ........................     1,054,939
 14,200 Diagnostic Products Corp. (L).............       623,948
 45,010 Dj Orthopedics, Inc. (b)..................     1,035,230
  4,000 Essilor International SA (L)..............       261,093
 45,900 Forest Laboratories, Inc., Class A (b)....     2,599,317
 25,480 Gen-Probe, Inc. (b).......................     1,205,714
 60,900 Genzyme Corp. (b).........................     2,882,397
 21,360 Guidant Corp. ............................     1,193,597
  2,200 Hoya Corp. ...............................       230,252
 87,200 Johnson & Johnson, Inc. ..................     4,857,039
 47,600 Kinetic Concepts, Inc. (b)................     2,375,240
 75,500 Laboratory Corp. of America Hldngs (b) (L)     2,997,350
  6,400 Medical Action Industries (b).............       117,760
 90,600 Medtronic, Inc. ..........................     4,414,032
  2,500 Mine Safety Appliances....................        84,250
  6,100 Ocular Sciences, Inc. (b).................       231,800
 14,000 Per-Se Technologies, Inc. (b) (L).........       203,560
 63,000 PerkinElmer, Inc. ........................     1,262,520
 10,000 Respironics, Inc. (b).....................       587,500
 31,500 Sanofi-Synthelabo SA (L)..................     1,996,705
  8,400 Seattle Genetics, Inc. (b) (L)............        59,052
 31,120 Serologicals Corp. (b) (L)................       622,089
  6,500 Sybron Dental Specialities, Inc. (b)......       194,025
  2,060 Synthes-Stratec, Inc. ....................       234,801
  9,600 Transkaryotic Therapy (b) (L).............       143,616
 11,880 Zeneca Group Plc. ........................       533,008
                                                     -----------
                                                      45,134,323
                                                     -----------

        METALS AND MINING (0.4%):
  8,500 Alcan, Inc. ..............................       349,953
  8,100 Anglo American Plc. ......................       165,696
 23,462 Broken Hill Proprietary Co. Ltd. .........       204,786
  3,500 Century Aluminum Co. (b)..................        86,765
  4,800 Commercial Metals Co. ....................       155,760
  3,000 Companhia Vale do Rio Doce ADR............       117,300
  3,000 Companhia Vale do Rio Doce ADR............       142,650
  6,400 Compass Minerals International, Inc. .....       124,032
  2,700 Freeport-McMoran-Cooper Corp. (b).........       116,397
  9,900 Inco Ltd. (b).............................       342,144
 10,100 Precision Castparts Corp. ................       552,369
 10,000 Rio Tinto Plc. ...........................       240,470
  4,000 Schnitzer Steel Industries, Inc. (L)......       135,840
 55,000 Wmc Resources Ltd. .......................       188,500
 23,600 Xstrata Plc. .............................       315,426
                                                     -----------
                                                       3,238,088
                                                     -----------

        OIL AND GAS(6.4%):
 34,200 Anadarko Petroleum Corp. .................     2,004,120
 30,770 Baker Hughes, Inc. .......................     1,158,491
164,100 BG Plc. ..................................     1,011,080
 56,067 Billiton Plc. ............................       486,527
 53,140 BJ Services Co. (b).......................     2,435,938
 17,300 Chesapeake Energy Corp. (L)...............       254,656
 62,811 Chevrontexaco Corp. (L)...................     5,911,143
 98,019 ConocoPhillips............................     7,477,870
  5,400 Denbury Resources, Inc. (b)...............       113,130
 90,690 Devon Energy Corp. .......................     5,985,540
 23,150 Eni SpA (L)...............................       459,660
207,300 Exxon Mobil Corp. ........................     9,206,192
 50,380 Grand Prideco, Inc. (b)...................       930,015
107,000 Halliburton Co. ..........................     3,237,820
  5,200 Houston Exploration Co. (b)...............       269,568
 22,700 Kerr-McGee Corp. .........................     1,220,579
  3,478 L'Air Liquide (L).........................       575,095
137,000 Marathon Oil Corp. .......................     5,184,080
 38,600 Royal Dutch Petroleum (L).................     1,980,886
  3,500 Royal Dutch Petroleum - New York
        Shares - ADR..............................       180,845
  2,500 Sasol LTD. ...............................        38,674
 18,200 Shell Transportation & Trading Co.Plc. ...       133,508
 48,700 Statoil ASA (L)...........................       618,279
  8,300 Stone Energy Corp. (b)....................       379,144
  9,400 Suncor Energy, Inc. ......................       238,444
  5,800 Tesoro Petroleum Corp. (b)................       160,080
 33,000 Unocal Corp. .............................     1,254,000
 29,100 Vintage Petroleum, Inc. ..................       493,827
  5,400 YUKOS ADR.................................       171,720
                                                     -----------
                                                      53,570,911
                                                     -----------

        PHARMACEUTICALS(6.7%):
141,400 Abbott Laboratories.......................     5,763,464
  8,600 Abgenix, Inc. (b).........................       100,792
 10,700 Ariad Pharmaceuticals (b) (L).............        80,143
 42,670 Astrazeneca Plc. .........................     1,937,241
    800 Aventis SA. ..............................        60,716

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2004

                                                      Value
  Shares                                             (Note 2)
  ------                                             --------
COMMON STOCKS (CONTINUED)
        PHARMACEUTICALS (CONTINUED)
 42,450 Axcan Pharmaceuticals, Inc. (b) (L).......   $   895,695
 38,650 BioMarin Pharmaceutical, Inc. (b) (L).....       231,900
  3,000 Bradley Pharmaceuticals, Class A (b) (L)..        83,700
 25,300 Celgene Corp. (b) (L).....................     1,448,678
 14,800 Cephalon, Inc. (b) (L)....................       799,200
  7,800 Connetics Corp. (b) (L)...................       157,560
 16,500 CV Therapeutics, Inc. (b) (L).............       276,540
 20,500 Eli Lilly & Co. ..........................     1,433,155
  9,500 Encysive Pharmaceuticals, Inc. (b)........        80,750
 38,460 Eon Labs, Inc. (b) (L)....................     1,574,168
 45,100 Gilead Sciences, Inc. (b).................     3,021,700
  6,100 Glaxosmithkline Plc. .....................       123,456
 14,140 Hospira, Inc. (b).........................       390,264
  7,650 ILEX Oncology, Inc. (b)...................       191,174
 39,500 Incyte Pharmaceutical, Inc. (b) (L).......       301,780
116,500 King Pharmaceuticals, Inc. (b)............     1,333,925
  5,600 Kos Pharmaceuticals, Inc. (b) (L).........       184,632
 14,500 Kosan Biosciences, Inc. (b)...............       114,550
 96,708 Medcohealth Solutions, Inc. (b)...........     3,626,550
 54,450 Merck & Co., Inc. ........................     2,586,375
 34,140 MGI PHARMA, Inc. (b)......................       922,121
 98,700 Mylan Laboratories, Inc. .................     1,998,675
  9,900 Neurogen Corp. (b) (L)....................        74,052
 33,424 Novartis AG. .............................     1,474,510
  4,100 Novo-Nordisk AS. .........................       211,065
 21,350 NPS Pharmaceuticals, Inc. (b) (L).........       448,350
 36,700 Perrigo Co. ..............................       696,199
437,805 Pfizer, Inc. .............................    15,007,956
 42,000 Regeneron Pharmaceuticals, Inc. (b) (L)...       442,260
  2,940 Roche Holding AG. ........................       291,089
 25,560 Salix Pharmaceuticals, Inc. (b) (L).......       842,202
 14,000 Sankyo Co. ...............................       303,441
 40,690 Sepracor, Inc. (b) (L)....................     2,152,501
    307 Serono SA-B...............................       193,407
 31,000 Shionogi & Co. ...........................       532,979
  1,000 UCB SA. ..................................        46,573
 82,000 Watson Pharmaceutical, Inc. (b)...........     2,205,800
 11,800 Wyeth.....................................       426,688
  5,000 Yamanouchi Pharmaceutical Co. Ltd. .......       168,171
 17,250 Zymogenetics, Inc. (b) (L)................       327,750
                                                     -----------
                                                      55,563,897
                                                     -----------

        PRINTING AND PUBLISHING (0.3%):
  3,000 Dai Nippon Printing Co. Ltd. .............        47,922
 53,700 Pearson Plc. .............................       652,478
  9,700 Reed Elsevier NV..........................       136,189
 43,400 Reed International Plc. ..................       421,864
 11,500 Thomson Corp. ............................       381,947
 12,000 Thomson Corp. (L).........................       401,520
  8,269 VNU NV....................................       240,144
                                                     -----------
                                                       2,282,064
                                                     -----------

        REAL ESTATE (1.0%):
171,000 Amoy Properties Ltd. (L)..................       220,333
  6,400 Anthracite Capital, Inc. .................        76,672
 22,900 Boston Properties, Inc. ..................     1,146,832
  5,600 Capstead Mortgage Corp. (L)...............        75,320
  4,600 CB Richard Ellis Group, Inc. (b)..........        87,860
  5,400 CBL & Associates Properties, Inc. ........       297,000
 16,000 Cheung Kong Holdings Ltd. ................       117,952
 24,950 Equity Inns, Inc. ........................       231,786
 39,900 General Growth Properties, Inc. ..........     1,179,842
  7,500 Glenborough Realty Trust, Inc. ...........       137,625
 26,000 Hongkong Land Holdings Ltd. ..............        40,560
  7,800 HRPT Properties Trust.....................        78,078
  6,800 IMPAC Mortgage Holdings...................       153,136
 34,150 IndyMac Mortgage Holdings, Inc. ..........     1,079,140
 22,700 iStar Financial, Inc. ....................       908,000
  5,250 Koger Equity..............................       121,380
 11,300 Mack-Cali Realty Corp. ...................       467,594
  8,900 Mission West Properties (L)...............       107,779
 68,000 Mitsubishi Estate Co. ....................       843,807
 26,000 Mitsui Fudosan (L)........................       311,671
 13,700 Omega Healthcare Investors, Inc. .........       137,548
  2,300 Prentiss Properties Trust.................        77,096
  4,600 Redwood Trust, Inc. (L)...................       256,128
  9,300 Senior Housing Properties Trust...........       156,147
 16,000 Sun Hung Kai Properties (L)...............       131,285
  3,300 Thornburg Mortgage Asset Corp. (L)........        88,935
                                                     -----------
                                                       8,529,506
                                                     -----------

        RESTAURANTS (0.9%):
 10,225 CEC Entertainment, Inc. (b)...............       301,740
 66,270 Darden Restaurants, Inc. .................     1,361,849
  5,400 Landry's Seafood Restaurants, Inc. .......       161,406
207,700 McDonald's Corp. .........................     5,400,199
                                                     -----------
                                                       7,225,194
                                                     -----------

        RETAIL (5.1%):
  5,150 Big 5 Sporting Goods Corp. (b) (L)........       134,879
 48,700 BJ's Wholesale Club, Inc. (b).............     1,217,500
 46,485 Cache, Inc. (b)...........................       628,012
100,650 Caremark Rx, Inc. (b).....................     3,315,410
 28,450 Charlotte Russe Holding, Inc. (b).........       608,261
 52,300 Chico's FAS, Inc. (b).....................     2,361,868
 34,300 Claire's Stores, Inc. ....................       744,310
 50,800 Coach, Inc. (b)...........................     2,295,652
 10,300 CONN'S, Inc. (b)..........................       162,328
 31,170 Costco Wholesale Corp. ...................     1,280,152
 29,000 Esprit Asia Holdings Ltd. (L).............       129,760
 56,600 Federated Department Stores, Inc. ........     2,779,060
  4,650 Finish Line, Class A (b)..................       140,291
 39,700 Foot Locker, Inc. ........................       966,298
136,500 Gap, Inc. ................................     3,310,125
 72,640 J.C. Penney Co............................     2,742,886
 28,320 Jos. A. Bank Clothiers, Inc. (b) (L)......       888,965
 20,400 Jusco Ltd. ...............................       818,879
 49,400 Lowe's Cos., Inc. ........................     2,595,970
  3,800 Metro AG (L)..............................       180,308
 14,200 Michaels Stores, Inc. ....................       781,000
 12,050 Party City Corp. (b) (L)..................       150,505
 20,600 Petsmart, Inc. ...........................       668,470
 36,600 Saks, Inc. ...............................       549,000
  2,000 Shimamura Co. Ltd. (L)....................       173,395
 30,380 Sports Authority, Inc. (b) (L)............     1,090,642
  5,600 Stage Stores, Inc. (b)....................       210,896
112,680 Staples, Inc. ............................     3,302,651
 21,250 Target Corp. .............................       902,488
 27,150 Tractor Supply Co. (b)....................     1,135,413
 70,700 Wal-Mart Stores, Inc. ....................     3,730,131
 67,990 Williams-Sonoma, Inc. (b).................     2,240,950
                                                     -----------
                                                      42,236,455
                                                     -----------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2004

                                                                 Value
    Shares                                                      (Note 2)
    ------                                                    ------------
COMMON STOCKS (CONTINUED)
             TECHNOLOGY (2.2%):
    4,300    Black Box Corp. ...............................  $    203,218
    5,000    Canon, Inc. (L)................................       263,483
   32,700    Citrix Systems, Inc. (b).......................       665,772
   30,660    Commscope, Inc. (b)............................       657,657
    3,000    Hutchinson Technology, Inc. (b) (L)............        73,770
  297,800    Intel Corp. ...................................     8,219,280
   23,000    Linear Technology Corp. .......................       907,810
   15,000    Plantronics, Inc. (b)..........................       631,500
    8,000    Ricoh Co. Ltd. ................................       170,096
   24,700    Storage Technology Corp. (b)...................       716,300
  218,100    Texas Instruments, Inc. .......................     5,273,658
    7,700    United Defense Inds, Inc. (b)..................       269,500
                                                              ------------
                                                                18,052,044
                                                              ------------

             TELECOMMUNICATIONS (5.0%):
   44,290    Adtran, Inc. ..................................     1,477,957
    9,300    America Movil..................................       338,241
    8,050    Aspect Communications Corp. (b)................       114,310
  123,800    CenturyTel, Inc. ..............................     3,718,952
   50,000    China Telecom..................................       151,286
  180,000    Citizens Communications Co. (b) (L)............     2,178,000
    4,800    Comtech Telecommunications Corp. (b) (L).......       108,288
   19,450    Digi International, Inc. (b)...................       208,504
   40,900    EchoStar Communications Corp., Class A (b).....     1,257,675
   33,290    Ericsson ADR (b)...............................       996,037
    1,600    France Telecom (L).............................        41,697
  115,350    Juniper Networks, Inc. (b) (L).................     2,834,150
  130,300    Koninklijke (Royal) KPN NV.....................       992,395
  251,200    Motorola, Inc. ................................     4,584,400
   65,400    National Grid Group............................       504,655
  148,900    Nextel Communications, Inc, Class A (b)........     3,969,674
  113,200    Nextel Partners, Inc., Class A (b) (L).........     1,802,144
  164,000    Nokia Corp. ADR................................     2,384,560
   28,500    Nokia Oyj - Class A............................       411,240
   32,150    Primus Telecommunications Group, Inc. (b) (L)..       163,322
   52,400    PTEK Holdings, Inc. (b)........................       604,172
   19,250    Rural Cellular Corp. (b) (L)...................       170,748
   62,500    SBC Communications, Inc. ......................     1,515,625
   32,700    Scientific-Atlanta, Inc. ......................     1,128,150
  678,999    Singapore Telecommunications, Ltd. ............       886,962
   17,700    Societe Europeenne Satellite...................       149,666
  159,400    Sprint Corp. ..................................     2,805,440
    2,506    Swisscom AG....................................       828,397
    1,600    TDC AS.........................................        51,987
    1,800    Tele Danmark AS Class B........................        58,485
   42,130    Telefonica De Espana...........................       622,778
    7,300    Telefonos de Mexico ADR........................       242,871
    9,300    Telus Corp. ...................................       139,699
   81,920    UnitedGlobalCom (b)............................       594,739
   22,152    Verizon Communications, Inc. ..................       801,681
   14,800    Vivendi Universal (b) (L)......................       410,546
1,198,268    Vodafone Group Plc. ...........................     2,623,968
                                                              ------------
                                                                41,873,401
                                                              ------------

             TRANSPORTATION (1.8%):
   11,000    Alexander & Baldwin............................       367,950
   12,150    Arkansas Best Corp. ...........................       399,978
   54,600    Burlington Northern Santa Fe Corp. ............     1,914,822
   20,500    CNF, Inc. .....................................       851,980
   58,590    Fedex Corp. ...................................     4,786,218
   86,600    Norfolk Southern Corp. ........................     2,296,632
   15,800    Pinnacle Airlines Corp. (b)....................       178,540
    6,700    Rent-A-Center, Inc. (b)........................       200,531
   16,800    Ryder System, Inc. ............................       673,176
   20,000    Singapore Airlines Ltd. .......................       130,047
    8,500    TNT Post Group NV. ............................       194,214
   20,500    Union Pacific Corp. ...........................     1,218,725
    6,100    United Parcel Service, Class B.................       458,537
   15,160    UTI Worldwide, Inc. ...........................       798,780
   19,000    Yamato Transport...............................       310,122
                                                              ------------
                                                                14,780,252
                                                              ------------

             WASTE MANAGEMENT (0.8%):
    7,300    Duratek, Inc. (b)..............................       110,303
   32,900    Republic Services, Inc. .......................       952,126
  182,900    Waste Management, Inc. ........................     5,605,885
                                                              ------------
                                                                 6,668,314
                                                              ------------
             TOTAL COMMON STOCKS ...........................   816,814,288
                                                              ------------

  Principal
   Amount
---------------
CONVERTIBLE  BONDS (0.1%):
             FINANCIAL SERVICES (0.1%):
$33,000,000  SMFG Finance (Cayman) LTD.,
             2.25% due 7/11/05 (R)..........................       726,748
                                                              ------------
             TOTAL CONVERTIBLE BONDS........................       726,748
                                                              ------------

   Shares
---------------
EXCHANGE TRADED FUNDS (0.5%):
     2,300   I Shares Trust Russell 2000 (L)................       270,986
    41,000   S&P Depository Receipt (b) (L).................     4,695,730
                                                              ------------
             TOTAL EXCHANGE TRADED FUNDS....................     4,966,716
                                                              ------------
  Principal
   Amount
---------------
REPURCHASE AGREEMENTS (1.4%):
             REPURCHASE AGREEMENTS (1.4%):
$11,436,000  Repurchase Agreement with State
             Street Bank, 1.08%, 7/1/04.....................    11,436,000
                                                              ------------
             (Collateralized by $2,605,000
             Federal Home Loan Mortgage Corp. 2.55% due
             10/12/06; $930,000 Federal National
             Mortgage Association 2.55% due
             6/1/06; $3,350,000 Federal National
             Mortgage Association 1.55% due 7/7/05;
             $360,000 Federal Home Loan Bank 1.64% due
             6/17/05; $3,130,000 Federal Home Loan
             Mortgage Corp. 2.04% due 2/17/06; $1,375,000
             Federal Home Loan Mortgage Corp.
             2.40% due 7/28/06)
             TOTAL REPURCHASE AGREEMENTS....................    11,436,000
                                                              ------------
  Shares
---------------
INVESTMENTS HELD AS COLLATERAL FOR LOANED
SECURITIES (9.5%):
79,228,937   State Street Navigator Securities
             Lending Prime Portfolio, 1.23% due 7/1/04......    79,228,937
                                                              ------------
             TOTAL INVESTMENTS HELD AS COLLATERAL
             FOR SECURITIES LOANED..........................    79,228,937
                                                              ------------
TOTAL INVESTMENTS
(COST $833,223,451) (109.4%) (a)............................  $913,172,689
                                                              ============

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                                  JUNE 30, 2004

                                                                Value
Shares                                                        (Note 2)
-------                                                      -----------
Percentages indicated are based on net assets of $834,575,417. (a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $9,313,985 and by PFIC mark to market of $298,782. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

         Unrealized appreciation...................          $ 98,462,387
         Unrealized depreciation...................           (28,016,488)
                                                             ------------
         Net unrealized appreciation (depreciation)          $ 70,445,899
                                                             ============

(b) Non-income producing securities.
(c) Investment in affiliate.
(L) A portion or all of the security is on loan.
(R) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers.
ADR American Depository Receipt
GDR Global Depository Receipt

PORTFOLIO OF INVESTMENTS

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2004

 Principal                                                                           Value
  Amount                                                                            (Note 2)
-----------                                                                       -----------
ASSET BACKED SECURITIES (11.2%):
$ 5,000,000  Chase Credit Card Master Trust,
             1.19%, 10/15/09, Series 2002-5 .......................               $ 5,010,393
  6,660,000  Discover Card Master Trust, 1.52%, 2/16/07,
             Series 1995-1, Class A ...............................                 6,666,006
  1,000,000  Fleet Credit Card Master Trust II,
             1.24%, 5/15/08 .......................................                 1,002,251
  5,000,000  Ford Credit Floorplan Master Owner Trust,
             1.18%, 7/17/06, Series 2001-1 Class A ................                 5,003,208
  4,075,000  Goldman Sachs Mortgage Securities Corp.
             II, 4.61%, 1/10/40, Series 2003-C1 Class A3 ..........                 3,917,336
  4,154,832  Lehman Brothers, 7.18%, 9/15/19,
             Series 2000-C4 .......................................                 4,497,648
  4,625,000  Lehman Brothers, 6.65%, 11/15/27,
             Series 2001-C2 .......................................                 5,080,159
  5,500,000  MBNA Credit Card Master Note Trust,
             1.14%, 8/15/08 .......................................                 5,506,095
  5,060,000  Morgan Stanley Capital I, 5.52%, 12/15/35,
             Series 2002-IQ2, Class A3 ............................                 5,250,193
  1,250,000  Morgan Stanley Capital I, 4.66%, 9/13/45 .............                 1,191,057
  4,000,000  Residential Asset Mortgage Product,
             6.50%, 6/1/19 ........................................                 4,138,750
  5,865,000  Residential Asset Mortgage Products, Inc.,
             5.57%, 6/25/32, Series 2002-RS3, Class A15 ...........                 6,073,702
  5,220,000  UBS Commercial Mortgage Trust,
             5.59%, 6/15/31 .......................................                 5,385,753
                                                                                  -----------
             TOTAL ASSET BACKED SECURITIES ........................                58,722,551
                                                                                  -----------

CORPORATE BONDS (24.8%):
  2,750,000  Alcan, Inc., 6.125%, 12/15/33 ........................                 2,669,673
  1,520,000  Alco Capital, 6.50%, 6/15/18 .........................                 1,667,367
  1,900,000  Alliance Capital Management,
             5.625%, 8/15/06 ......................................                 1,988,407
  3,900,000  American General Finance, 6.10%, 5/22/06 .............                 4,111,310
  1,000,000  American General Finance, 5.875%, 7/14/06 ............                 1,050,503
  2,400,000  AOL Time Warner, Inc., 7.625%, 4/15/31 ...............                 2,604,876
  4,785,000  Banc of America Commercial Mortgage,
             Inc., 5.06%, 3/11/41 .................................                 4,711,089
  1,000,000  Bank of America Corp., 4.375%, 12/1/10 ...............                   976,001
  5,000,000  Bank of New York, 4.14%, 8/2/07 ......................                 5,024,374
  2,000,000  BellSouth Telecommunications, Inc.,
             6.375%, 6/1/28 .......................................                 1,984,334
  4,000,000  Berkshire Hathaway, Inc.,
             3.375%, 10/15/08, (R) ................................                 3,888,932
  3,780,000  Bottling Group Llc, 5.00%, 11/15/13, (L) .............                 3,720,174
  1,125,000  BRE Properties, Inc., 7.125%, 2/15/13 ................                 1,246,937
  3,800,000  Burlington North Santa Fe, 6.75%, 7/15/11 ............                 4,184,666
  2,500,000  Carolina Power & Light, 6.50%, 7/15/12 ...............                 2,691,965
  3,250,000  Caterpillar Financial, 4.50%, 6/15/09 ................                 3,267,787
 10,000,000  Coca-Cola Enterprises, 0.00%, 6/20/20 ................                 3,824,200
  1,150,000  Devon Energy Corp., 7.95%, 4/15/32 ...................                 1,332,395
  1,265,000  Duke Realty Corp., 7.05%, 3/1/06 .....................                 1,327,204
  1,600,000  EOP Operating LP, 6.80%, 1/15/09 .....................                 1,733,392
  3,975,000  Equity Residential Properties,
             6.875%, 11/1/04 ......................................                 4,035,869
  2,066,083  FedEx Corp., 6.72%, 1/15/22, Series 98-1A ............                 2,214,397
  1,950,000  Firstar Bank, 7.125%, 12/1/09 ........................                 2,198,611
  4,025,000  Ford Motor Credit Co., 7.00%, 10/1/13, (L) ...........                 4,069,954
  3,510,000  General Electric Capital Corp.,
             6.125%, 2/22/11 ......................................                 3,764,131
  4,190,000  General Electric Capital Corp.,
             6.53%, 5/15/33 .......................................                 4,567,242
  3,250,000  General Mills, Inc., 6.00%, 2/15/12 ..................                 3,408,355
  2,970,000  General Motors Acceptance Corp.,
             6.875%, 9/15/11 ......................................                 3,049,424
    975,000  General Motors Corp., 7.20%, 1/15/11, (L) ............                 1,022,926
    615,000  General Motors Corp., 8.80%, 3/1/21 ..................                   675,640
  1,400,000  Georgia Power Co., 6.20%, 2/1/06 .....................                 1,470,281
  1,750,000  Household Finance Corp., 6.40%, 6/17/08 ..............                 1,884,171
    600,000  Household Finance Corp., 4.75%, 5/15/09 ..............                   603,970
  1,070,000  International Paper Co., 6.50%, 11/15/07 .............                 1,154,775
    625,000  International Paper Co., 5.85%, 10/30/12, (L) ........                   635,841
  4,215,000  Master Alternative Loans Trust,
             4.50%, 5/1/19 ........................................                 4,060,231
    845,000  Master Alternative Loans Trust,
             4.75%, 5/1/19 ........................................                   829,156
    675,000  May Department Stores Co.,
             7.45%, 9/15/11, (L) ..................................                   756,401
  5,000,000  Merrill Lynch & Co., 5.36%, 2/1/07 ...................                 5,260,455
  3,525,000  Morgan Stanley, 3.625%, 4/1/08 .......................                 3,467,201
  3,250,000  National City Corp., 6.875%, 5/15/19 .................                 3,575,741
  2,500,000  Nationwide Life, 5.35%, 2/15/07, (R) .................                 2,608,570
  1,120,000  Pacific Bell, 6.625%, 11/1/09, (L) ...................                 1,226,734
  1,720,000  Pacific Gas & Electric, 6.05%, 3/1/34 ................                 1,623,128
  3,785,000  PNC Funding Corp., 6.125%, 2/15/09 ...................                 4,040,639
    500,000  Progress Energy, Inc., 6.85%, 4/15/12, (L) ...........                   541,130
  1,200,000  Progress Energy, Inc., 7.75%, 3/1/31 .................                 1,349,092
    850,000  Sprint Capital Corp., 7.625%, 1/30/11 ................                   940,891
  2,570,000  Sprint Capital Corp., 6.875%, 11/15/28 ...............                 2,477,524
  2,600,000  Suntrust Banks, Inc., 6.00%, 2/15/26 .................                 2,783,893
  2,500,000  USAA Capital Corp., 5.59%, 12/20/06, (R) .............                 2,636,878
  1,825,000  Washington Mutual, Inc., 7.50%, 8/15/06 ..............                 1,978,917
  1,150,000  Weyerhaeuser Co., 7.375%, 3/15/32 ....................                 1,254,404
                                                                                  -----------
             TOTAL CORPORATE BONDS ................................               130,172,158
                                                                                  -----------

MORTGAGE-BACKED SECURITIES (45.3%):
        189  Federal Home Loan Mortgage Corp.,
             8.00%, 5/1/06, Pool #E30879 ..........................                       197
  5,644,067  Federal Home Loan Mortgage Corp.,
             6.98%, 10/1/10, Pool #W20024 .........................                 6,242,338
  1,490,000  Federal Home Loan Mortgage Corp.,
             4.50%, 8/15/13 .......................................                 1,500,423
  2,343,802  Federal Home Loan Mortgage Corp.,
             6.00%, 4/1/14, Pool #G11320 ..........................                 2,451,520
  4,540,000  Federal Home Loan Mortgage Corp.,
             4.50%, 3/15/17 .......................................                 4,470,618
  4,775,000  Federal Home Loan Mortgage Corp.,
             6.00%, 5/15/17 .......................................                 4,990,885
    865,000  Federal Home Loan Mortgage Corp.,
             4.50%, 7/1/19, 4.50%, 07/01/19 .......................                   845,268
  2,615,000  Federal Home Loan Mortgage Corp.,
             4.50%, 7/1/19, TBA ...................................                 2,555,347
  5,168,000  Federal Home Loan Mortgage Corp.,
             5.00%, 4/15/27 .......................................                 5,190,166
  5,240,000  Federal Home Loan Mortgage Corp.,
             5.00%, 2/15/28 .......................................                 5,194,935
  5,095,000  Federal Home Loan Mortgage Corp.,
             4.50%, 10/15/28, Series 2691 .........................                 4,939,145
    820,000  Federal Home Loan Mortgage Corp.,
             5.00%, 6/15/29 .......................................                   810,597
  5,000,000  Federal Home Loan Mortgage Corp.,
             3.905%, 5/1/34 .......................................                 4,919,982
  2,670,000  Federal Home Loan Mortgage Corp.,
             3.79%, 6/1/34 ........................................                 2,599,287

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2004

 Principal                                                                           Value
  Amount                                                                            (Note 2)
-----------                                                                       -----------
MORTGAGE-BACKED SECURITIES (CONTINUED)
$ 8,235,000  Federal Home Loan Mortgage Corp.,
             5.00%, 7/1/34, TBA ...................................               $ 7,949,344
  3,015,000  Federal Home Loan Mortgage Corp.,
             5.00%, 7/1/34, TBA ...................................                 2,910,416
  1,915,000  Federal Home Loan Mortgage Corp.,
             5.00%, 7/1/34, TBA ...................................                 1,848,572
  3,565,693  Federal Home Loan Mortgage Corp.,
             7.00%, 2/25/43, Series T-54 Class 3A .................                 3,768,597
  5,047,152  Federal National Mortgage Association,
             7.07%, 11/1/06 .......................................                 5,349,049
  4,632,692  Federal National Mortgage Association,
             7.185%, 5/1/07 .......................................                 4,977,219
  2,270,662  Federal National Mortgage Association,
             7.74%, 6/1/07 ........................................                 2,469,283
    479,533  Federal National Mortgage Association,
             6.61%, 9/1/07 ........................................                   513,157
  2,167,908  Federal National Mortgage Association,
             6.23%, 1/1/08 ........................................                 2,297,446
    686,610  Federal National Mortgage Association,
             6.13%, 10/1/08 .......................................                   732,191
  1,439,315  Federal National Mortgage Association,
             7.01%, 11/1/08 .......................................                 1,581,858
  4,154,233  Federal National Mortgage Association,
             6.14%, 4/1/09 ........................................                 4,439,939
  5,377,587  Federal National Mortgage Association,
             7.32%, 12/1/10 .......................................                 6,065,535
    965,077  Federal National Mortgage Association,
             6.09%, 5/1/11 ........................................                 1,033,423
  1,343,072  Federal National Mortgage Association,
             6.305%, 5/1/11 .......................................                 1,455,866
  6,092,803  Federal National Mortgage Association,
             3.95%, 7/1/13 ........................................                 5,682,731
  2,117,652  Federal National Mortgage Association,
             6.00%, 12/1/13 .......................................                 2,213,808
  2,555,615  Federal National Mortgage Association,
             6.00%, 6/1/14 ........................................                 2,669,484
  5,070,000  Federal National Mortgage Association,
             6.00%, 12/25/16, Series 01-71, Class QE ..............                 5,304,805
  5,305,000  Federal National Mortgage Association,
             4.50%, 3/25/17 .......................................                 5,188,949
  6,290,000  Federal National Mortgage Association,
             6.00%, 3/25/17 .......................................                 6,570,042
  2,051,680  Federal National Mortgage Association,
             6.00%, 6/1/17 ........................................                 2,144,841
    605,257  Federal National Mortgage Association,
             6.50%, 6/1/17, FN 254343 .............................                   639,911
  2,579,933  Federal National Mortgage Association,
             6.00%, 7/1/17 ........................................                 2,691,755
  4,512,413  Federal National Mortgage Association,
             6.00%, 8/1/17 ........................................                 4,707,995
  2,844,347  Federal National Mortgage Association,
             6.50%, 8/1/17 ........................................                 3,006,775
  2,960,000  Federal National Mortgage Association,
             4.50%, 7/1/19, TBA ...................................                 2,898,692
  3,988,008  Federal National Mortgage Association,
             6.50%, 12/25/23 ......................................                 4,145,134
  1,590,000  Federal National Mortgage Association,
             4.50%, 9/25/25 .......................................                 1,612,069
    273,388  Federal National Mortgage Association,
             7.50%, 5/1/27 ........................................                   293,732
    174,927  Federal National Mortgage Association,
             6.50%, 6/25/27 .......................................                   176,702
     67,395  Federal National Mortgage Association,
             7.50%, 4/1/29, Pool #323645 ..........................                    72,456
    376,217  Federal National Mortgage Association,
             7.50%, 4/1/29 ........................................                   404,474
     25,397  Federal National Mortgage Association,
             7.50%, 8/1/29, Pool #252712 ..........................                    27,263
  4,180,000  Federal National Mortgage Association,
             4.50%, 1/25/30 .......................................                 3,857,683
    339,985  Federal National Mortgage Association,
             7.50%, 7/1/30 ........................................                   365,520
  1,178,774  Federal National Mortgage Association,
             7.50%, 12/1/30 .......................................                 1,265,079
  2,685,000  Federal National Mortgage Association,
             6.09%, 10/25/31 ......................................                 2,771,224
  1,868,554  Federal National Mortgage Association,
             7.00%, 6/1/32 ........................................                 1,972,676
  5,231,573  Federal National Mortgage Association,
             6.50%, 7/1/32 ........................................                 5,452,870
    960,000  Federal National Mortgage Association,
             4.50%, 7/25/33 .......................................                   934,785
  3,847,843  Federal National Mortgage Association,
             7.00%, 12/25/33 ......................................                 4,065,966
    998,108  Federal National Mortgage Association,
             7.50%, 2/25/41 .......................................                 1,070,157
  5,711,571  Federal National Mortgage Association,
             7.50%, 7/25/41 .......................................                 6,123,861
  5,135,061  Federal National Mortgage Association,
             7.00%, 10/25/41 ......................................                 5,443,170
  4,533,811  Federal National Mortgage Association,
             7.50%, 12/25/41 ......................................                 4,855,363
  2,138,423  Federal National Mortgage Association,
             7.50%, 5/25/42 .......................................                 2,292,785
  5,230,000  Federal National Mortgage Association,
             5.50%, 7/25/42 .......................................                 5,340,495
 11,664,005  Federal National Mortgage Association,
             6.50%, 7/25/42 .......................................                12,196,233
  3,661,108  Federal National Mortgage Association,
             7.00%, 7/25/42 .......................................                 3,880,778
  1,497,488  Federal National Mortgage Association,
             7.50%, 8/25/42 .......................................                 1,605,584
  6,272,968  Federal National Mortgage Association,
             5.95%, 9/25/43 .......................................                 6,452,336
  7,645,000  Federal National Mortgage Association,
             5.50%, 11/25/43 ......................................                 7,773,299
    765,174  Federal National Mortgage Association,
             7.00%, 2/25/44, Series 04-W2, Class 2A2 ..............                   809,622
  2,152,396  Federal National Mortgage Association,
             7.00%, 1/25/48 .......................................                 2,281,542
  5,227,630  Government National Mortgage Associa-
             tion., 5.50%, 11/15/33, Pool #425012 .................                 5,231,441
  6,420,000  Washington Mutual, 3.96%, 7/25/34 ....................                 6,191,288
                                                                                  -----------
             TOTAL MORTGAGE-BACKED SECURITIES .....................               236,787,978
                                                                                  -----------

U.S. TREASURY OBLIGATIONS (11.4%):
  1,680,000  U.S. Treasury Bonds, 7.50%, 11/15/16, (L) ............                 2,071,584
 30,125,000  U.S. Treasury Bonds, 6.00%, 2/15/26, (L) .............                32,470,292
  9,840,000  U.S. Treasury Notes, 3.125%, 5/15/07, (L) ............                 9,843,080
 14,890,000  U.S. Treasury Notes, 5.00%, 8/15/11, (L) .............                15,549,002
                                                                                  -----------
             TOTAL U.S. TREASURY OBLIGATIONS ......................                59,933,958
                                                                                  -----------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

                            NEW COVENANT INCOME FUND
                                  JUNE 30, 2004

                                                                            Value
 Shares                                                                    (Note 2)
--------                                                                 -----------
CLOSED END INVESTMENT COMPANIES (1.2%):
 372,400  Blackrock Income Opportunity Trust .............               $ 3,947,440
 358,900  MFS Government Markets Income Trust ............                 2,304,138
          TOTAL CLOSED END INVESTMENT
                                                                         -----------
          COMPANIES ......................................                 6,251,578
                                                                         -----------

 Principal
   Amount
------------
REPURCHASE AGREEMENTS (9.5%):
$ 49,767,000  Repurchase Agreement with State
              Street Bank, 1.08%, 7/1/04 .................                49,767,000
                                                                         -----------
              (Collateralized by $49,767,000 Federal
              National Mortgage Association
              4.00% due 2/15/05)
              TOTAL REPURCHASE AGREEMENTS ................                49,767,000
                                                                         -----------

  Shares
----------
INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (12.5%):
65,501,525  State Street Navigator Securities Lending
            Prime Portfolio, 1.23% due 7/1/04 ......................        65,501,525
                                                                         -------------
            TOTAL INVESTMENTS HELD AS COLLATERAL
            FOR SECURITIES LOANED ..................................        65,501,525
                                                                         -------------
TOTAL INVESTMENTS
(COST $604,231,142) (115.9%) (a) ...................................     $ 607,136,748
                                                                         =============

Percentages indicated are based on net assets of $524,024,881.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $1,107,175. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation ..................................        $ 6,306,765
Unrealized depreciation ..................................         (4,508,334)
                                                                  -----------
Net unrealized appreciation (depreciation) ...............        $ 1,798,431
                                                                  ===========

(L)   A portion or all of the security on loan.

(R) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                        NEW COVENANT BALANCED GROWTH FUND
                                  JUNE 30, 2004

                                                                       Value
   Shares                                                             (Note 2)
   ------                                                             --------
INVESTMENT COMPANIES (98.7%):
  6,673,374  New Covenant Growth Fund ....................         $ 187,321,620
  4,415,732  New Covenant Income Fund ....................           111,143,963
                                                                   -------------
             TOTAL INVESTMENT COMPANIES ..................           298,465,583
                                                                   -------------

 Principal
  Amount
----------
REPURCHASE AGREEMENTS (1.3%):
$4,043,000  Repurchase Agreement with State
            Street Bank, 1.08%, 7/1/04 ...................          4,043,000
                                                                -------------
            (Collateralized by $4,150,000 Federal
            Home Loan Mortgage Corp.
            2.04% due 2/17/06)
            TOTAL REPURCHASE AGREEMENTS ..................          4,043,000
                                                                -------------

TOTAL INVESTMENTS
(COST $305,599,490) (100.0%) (a) .........................      $ 302,508,583
                                                                =============

Percentages indicated are based on net assets of $302,446,228.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $10,654,834, by REIT cost adjustment of $937,717 and by return of capital of $489,331. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation .....................     $  3,623,202
Unrealized depreciation .....................      (15,941,895)
                                                  ------------
Net unrealized appreciation (depreciation)        $(12,318,693)
                                                  ============

                        NEW COVENANT BALANCED INCOME FUND
                                  JUNE 30, 2004

                                                                   Value
   Shares                                                         (Note 2)
   ------                                                         --------
INVESTMENT COMPANIES (98.8%):
  1,696,112  New Covenant Growth Fund ....................      $ 47,609,858
  3,013,429  New Covenant Income Fund ....................        75,848,004
                                                                ------------
             TOTAL INVESTMENT COMPANIES ..................       123,457,862
                                                                ------------

 Principal
  Amount
----------
REPURCHASE AGREEMENTS (1.2%):
$1,482,000  Repurchase Agreement with State
            Street Bank, 1.08%, 7/1/04 ...................         1,482,000
                                                               -------------
            (Collateralized by $1,515,000 Federal
            Farm Credit Bank 2.50% due 11/15/05)
            TOTAL REPURCHASE AGREEMENTS ..................         1,482,000
                                                               -------------

TOTAL INVESTMENTS
(COST $123,298,155) (100.0%) (a) .........................     $ 124,939,862
                                                               =============

Percentages indicated are based on net assets of $124,915,360.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for federal reporting in excess of federal income tax reporting of $1,261,534, by REIT cost adjustment of $224,079 and by return of capital of $333,050. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation .....................           $ 4,716,255
Unrealized depreciation .....................            (3,778,953)
                                                        -----------
Net unrealized appreciation (depreciation)              $   937,302
                                                        ===========

                See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

                               NEW COVENANT FUNDS
                                  JUNE 30, 2004

                                                                              BALANCED          BALANCED
                                         GROWTH FUND       INCOME FUND       GROWTH FUND       INCOME FUND
                                        -------------     -------------     -------------     -------------
ASSETS:
  Investments, at value (Cost
    $753,883,976, $538,729,617,
    $4,043,000, and $1,482,000,
    respectively) ..................    $ 833,943,752     $ 541,635,223     $   4,043,000     $   1,482,000
  Investment in affiliates
    (Cost $0, $0, $ 301,556,490
    and $121,816,155,
    respectively) ..................               --                --       298,465,583       123,457,862
  Investments held as collateral
    for loaned securities (Cost
    $79,228,937, $65,501,525, $0
    and $0, respectively) ..........       79,228,937        65,501,525                --                --
                                        -------------     -------------     -------------     -------------
  Total Investments ................      913,172,689       607,136,748       302,508,583       124,939,862
  Cash .............................               --               270               370                17
  Foreign currency, at value
    (Cost $33,836, $0, $0 and
    $0, respectively) ..............           33,765                --                --                --
  Interest and dividends
    receivable .....................          740,418         4,554,373               121                44
  Receivable for investments
    sold ...........................        5,153,509        19,180,923                --                --
  Receivable for forward foreign
    currency contracts .............            1,389                --                --                --
  Reclaims receivable ..............           60,056                --                --                --
  Prepaid expenses and other
    assets .........................           44,636            34,430            23,445            16,191
                                        -------------     -------------     -------------     -------------
  Total Assets: ....................      919,206,462       630,906,744       302,532,519       124,956,114
                                        -------------     -------------     -------------     -------------

LIABILITIES:
  Payable for investments
    purchased ......................        4,047,714        40,975,172                --                --
  Cash overdraft ...................          545,024                --                --                --
  Payable for return of
    collateral received on
    securities loaned ..............       79,228,937        65,501,525                --                --
  Accrued expenses and other
    payables:
    Investment advisory fees .......          668,974           323,048                --                --
    Administration fees ............            1,887             1,242               692               301
    Other ..........................          138,509            80,876            85,599            40,453
                                        -------------     -------------     -------------     -------------
  Total Liabilities: ...............       84,631,045       106,881,863            86,291            40,754
                                        -------------     -------------     -------------     -------------

NET ASSETS: ........................    $ 834,575,417     $ 524,024,881     $ 302,446,228     $ 124,915,360
                                        =============     =============     =============     =============
NET ASSETS CONSIST OF:
  Paid-in capital ..................      919,890,723       522,944,385       322,359,698       127,026,399
  Undistributed (distributions
    in excess of) net investment
    income .........................         (170,489)               --           497,494           337,348
  Accumulated net realized
    losses on investment and
    foreign currency
    transactions ...................     (165,208,957)       (1,825,110)      (17,320,057)       (4,090,094)
  Net unrealized
    appreciation/(depreciation)
    on investment transactions
    and translation of assets
    and liabilities denominated
    in foreign currencies ..........       80,064,140         2,905,606        (3,090,907)        1,641,707
                                        -------------     -------------     -------------     -------------

  Total Net Assets .................    $ 834,575,417     $ 524,024,881     $ 302,446,228     $ 124,915,360
                                        =============     =============     =============     =============

  Number of fund shares outstanding        29,736,692        20,816,983         4,051,491         6,847,694
                                        =============     =============     =============     =============
  Net asset value, offering and
    redemption price per share .....    $       28.07     $       25.17     $       74.65     $       18.24
                                        =============     =============     =============     =============

                See accompanying notes to financial statements.

                                                        STATEMENTS OF OPERATIONS

                               NEW COVENANT FUNDS
                        FOR THE YEAR ENDED JUNE 30, 2004

                                                                                               BALANCED        BALANCED
                                                           GROWTH FUND      INCOME FUND      GROWTH FUND      INCOME FUND
                                                          -------------     ------------     ------------     -----------
INVESTMENT INCOME:
   Interest ..........................................    $     113,181     $ 23,491,122     $     30,446     $    15,148
   Dividend ..........................................       11,356,228          425,033               --              --
   Dividend income from affiliates ...................               --               --        5,724,408       3,823,483
   Foreign tax withholding ...........................         (130,130)              --               --              --
   Income from securities lending ....................          118,427           39,968               --              --
                                                          -------------     ------------     ------------     -----------
   Total Income: .....................................       11,457,706       23,956,123        5,754,854       3,838,631
                                                          -------------     ------------     ------------     -----------

EXPENSES:
   Investment advisory fees ..........................        7,838,860        3,931,974               --              --
   Administration fees ...............................          129,629           85,809           47,308          20,371
   Shareholder service fees ..........................        1,027,604          664,553               --              --
   Accounting fees ...................................          299,576          176,765           41,069          21,948
   Audit fees ........................................           38,879           25,892           18,045          12,183
   Custodian fees ....................................          372,534           69,888            3,250           3,250
   Insurance fees ....................................           25,290           18,575            9,717           4,300
   Legal fees ........................................           75,053           52,243           27,975          12,035
   Registration and filing fees ......................           21,619           20,251           22,134          19,225
   Printing fees .....................................           44,156           28,407           15,777           6,923
   Transfer agent fees ...............................          109,667          102,592          243,966         118,259
   Other fees ........................................           32,795           22,508           11,979           5,630
                                                          -------------     ------------     ------------     -----------

   Total expenses before fee reductions ..............       10,015,662        5,199,457          441,220         224,124
   Expenses voluntarily reduced ......................       (1,027,604)        (664,553)              --              --
   Expenses paid indirectly ..........................          (35,596)              --               --              --
                                                          -------------     ------------     ------------     -----------
   Total Expenses ....................................        8,952,462        4,534,904          441,220         224,124
                                                          -------------     ------------     ------------     -----------
   NET INVESTMENT INCOME .............................        2,505,244       19,421,219        5,313,634       3,614,507
                                                          -------------     ------------     ------------     -----------

NET REALIZED AND UNREALIZED GAINS/
   (LOSSES) FROM INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS:
   Realized gains/(losses) on investment and foreign
     currency transactions ...........................       49,605,122       (1,027,902)      (5,013,806)     (1,197,841)

   Change in unrealized appreciation/(depreciation) on
     investments and translation of assets and
     liabilities denominated in foreign currency .....       87,618,337      (18,444,921)      31,737,323       6,133,930
                                                          -------------     ------------     ------------     -----------
   Net realized/unrealized gains/(losses) on
     investments and foreign currency ................      137,223,459      (19,472,823)      26,723,517       4,936,089
                                                          -------------     ------------     ------------     -----------
CHANGE IN NET ASSETS RESULTING
   FROM OPERATIONS ...................................    $ 139,728,703     $    (51,604)    $ 32,037,151     $ 8,550,596
                                                          =============     ============     ============     ===========

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                               NEW COVENANT FUNDS

                                                                            GROWTH FUND                    INCOME FUND
                                                                            -----------                    -----------
                                                                     FOR THE         FOR THE         FOR THE         FOR THE
                                                                    YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                  JUNE 30, 2004   JUNE 30, 2003   JUNE 30, 2004   JUNE 30, 2003
                                                                  -------------   -------------   -------------   -------------
OPERATIONS:

  Net investment income ........................................  $   2,505,244   $   3,113,361   $  19,421,219   $  19,520,007

  Net realized gains/(losses) on investment and foreign
    currency transactions ......................................     49,605,122     (91,471,683)     (1,027,902)     17,896,236

  Net change in unrealized appreciation/(depreciation) on
    investments and translation of assets and liabilities
    denominated in foreign currency ............................     87,618,337      76,696,165     (18,444,921)     10,426,007
                                                                  -------------   -------------   -------------   -------------
  Change in net assets resulting from operations ...............    139,728,703     (11,662,157)        (51,604)     47,842,250
                                                                  -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income ...................................     (2,835,338)     (2,747,947)    (18,264,083)    (20,721,289)

  From net realized gains on investment ........................             --              --      (8,717,403)     (5,326,830)

  Tax return of capital ........................................             --              --      (2,311,618)             --
                                                                  -------------   -------------   -------------   -------------
  Change in net assets from shareholder distributions ..........     (2,835,338)     (2,747,947)    (29,293,104)    (26,048,119)
                                                                  -------------   -------------   -------------   -------------

CAPITAL TRANSACTIONS:

  Change in net assets from fund share transactions ............    (11,202,779)     27,672,712      27,635,785     (41,416,799)
                                                                  -------------   -------------   -------------   -------------

  Change in net assets .........................................    125,690,586      13,262,608      (1,708,923)    (19,622,668)
                                                                  -------------   -------------   -------------   -------------

NET ASSETS:

  Beginning of period ..........................................    708,884,831     695,622,223     525,733,804     545,356,472
                                                                  -------------   -------------   -------------   -------------

  End of period ................................................  $ 834,575,417   $ 708,884,831   $ 524,024,881   $ 525,733,804
                                                                  =============   =============   =============   =============

  Undistributed (distributions in excess of) net
    investment income ..........................................  $    (170,489)  $     170,404   $          --   $     453,279
                                                                  =============   =============   =============   =============

                See accompanying notes to financial statements.

                                             STATEMENTS OF CHANGES IN NET ASSETS

                               NEW COVENANT FUNDS

                                                                         BALANCED GROWTH FUND            BALANCED INCOME FUND
                                                                         --------------------            --------------------
                                                                       FOR THE        FOR THE          FOR THE           FOR THE
                                                                      YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                    JUNE 30, 2004   JUNE 30, 2003   JUNE 30, 2004    JUNE 30, 2003
                                                                    -------------   -------------   -------------    -------------
OPERATIONS:

       Net investment income .....................................  $   5,313,634   $   5,235,230   $   3,614,507    $   3,523,903

       Net realized losses on investment and foreign
             currency transactions ...............................     (5,013,806)     (8,310,028)     (1,197,841)      (1,895,081)

       Net changes in unrealized depreciation on investments
             and translation of assets and liabilities
             denominated in foreign currency .....................     31,737,323      10,514,095       6,133,930        5,078,734
                                                                    -------------   -------------   -------------    -------------
       Change in net assets resulting from operations ............     32,037,151       7,439,297       8,550,596        6,707,556
                                                                    -------------   -------------   -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:

       From net investment income ................................     (4,860,882)     (5,236,205)     (3,278,062)      (3,524,688)

       From net realized gains on investment .....................             --        (354,255)             --         (368,191)

       Tax return of capital .....................................       (299,330)             --        (233,142)              --
                                                                    -------------   -------------   -------------    -------------
       Change in net assets from shareholder distributions .......     (5,160,212)     (5,590,460)     (3,511,204)      (3,892,879)
                                                                    -------------   -------------   -------------    -------------

CAPITAL TRANSACTIONS:

       Change in net assets from fund share transactions .........      3,102,552     (15,696,468)     (2,700,088)       5,748,715
                                                                    -------------   -------------   -------------    -------------
       Change in net assets ......................................     29,979,491     (13,847,631)      2,339,304        8,563,392
                                                                    -------------   -------------   -------------    -------------
NET ASSETS:

       Beginning of period .......................................    272,466,737     286,314,368     122,576,056      114,012,664
                                                                    -------------   -------------   -------------    -------------
       End of period .............................................  $ 302,446,228   $ 272,466,737   $ 124,915,360    $ 122,576,056
                                                                    =============   =============   =============    =============

       Distributions in excess of net investment income ..........  $    (497,494)  $          --   $    (337,348)   $          --
                                                                    =============   =============   =============    =============

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

                                                                                    GROWTH FUND
                                                      -----------------------------------------------------------------------------
                                                         FOR THE        FOR THE        FOR THE       FOR THE         FOR THE
                                                       YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED
                                                      JUNE 30, 2004  JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001  JUNE 30, 2000 (a)
                                                      -------------  -------------  -------------  -------------  -----------------
       Net Asset Value, Beginning of Period .........  $     23.51    $     24.13    $     29.26    $     42.07    $   40.81 (b)

INVESTMENT ACTIVITIES:

       Net investment income ........................         0.07           0.10           0.04           0.10         0.15
       Net realized and unrealized gains/(losses)
             from investments and foreign
             currency transactions ..................         4.58          (0.63)         (5.11)         (4.86)        2.49
                                                       -----------    -----------    -----------    -----------    ---------
       Total from Investment Activities .............         4.65          (0.53)         (5.07)         (4.76)        2.64
                                                       -----------    -----------    -----------    -----------    ---------

DIVIDENDS:

       Net investment income ........................        (0.09)         (0.09)         (0.01)            --        (0.30)
       Net realized gains ...........................           --             --             --          (7.80)       (1.08)
       Tax return of capital ........................           --             --          (0.05)         (0.25)          --
                                                       -----------    -----------    -----------    -----------    ---------
       Total Dividends ..............................        (0.09)         (0.09)         (0.06)         (8.05)       (1.38)
                                                       -----------    -----------    -----------    -----------    ---------
       Change in net asset value per share ..........         4.56          (0.62)         (5.13)        (12.81)        1.26
                                                       -----------    -----------    -----------    -----------    ---------
       NET ASSET VALUE, END OF PERIOD ...............  $     28.07    $     23.51    $     24.13    $     29.26    $   42.07
                                                       ===========    ===========    ===========    ===========    =========

       Total Return .................................        19.81%         (2.17%)       (17.34%)       (12.33%)       6.38%

RATIOS/SUPPLEMENTAL DATA:

       Net assets at end of period (in 000's) .......  $   834,575    $   708,885    $   695,622    $   816,901    $ 905,086
       Ratio of expenses to average net assets ......         1.13%          1.13%          1.11%          1.07%        1.07%
       Ratio of net investment income to
         average net assets .........................         0.32%          0.47%          0.15%          0.20%        0.37%
       Ratio of expenses to average net assets* .....         1.26%          1.13%          1.11%          1.07%        1.07%
       Portfolio turnover rate ......................           94%            63%            79%           142%         152%

-------------
*     Ratios excluding waivers and expenses paid indirectly.

(a)   The Fund commenced investment operations on July 1, 1999.

(b)   Represents net asset value of predecessor Common Trust Fund.

                See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

                                                                                     INCOME FUND
                                                      -----------------------------------------------------------------------------
                                                         FOR THE        FOR THE       FOR THE         FOR THE       FOR THE
                                                        YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                      JUNE 30, 2004  JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001  JUNE 30, 2000 (a)
                                                      -------------  -------------  -------------  -------------  -----------------
       Net Asset Value, Beginning of Period .........  $     26.62    $     25.54    $     24.83    $     23.89    $     24.52 (b)

INVESTMENT ACTIVITIES:
       Net investment income ........................         0.96           1.00           1.21           1.50           1.47
       Net realized and unrealized gains/(losses)
           from investments .........................        (0.96)          1.42           0.73           0.92          (0.63)
                                                       -----------    -----------    -----------    -----------    -----------
       Total from Investment Activities .............           --           2.42           1.94           2.42           0.84
                                                       -----------    -----------    -----------    -----------    -----------
DIVIDENDS:
       Net investment income ........................        (0.90)         (1.06)         (1.23)         (1.48)         (1.47)
       Net realized gains ...........................        (0.44)         (0.28)            --             --             --
       Tax return of capital ........................        (0.11)            --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
       Total Dividends ..............................        (1.45)         (1.34)         (1.23)         (1.48)         (1.47)
                                                       -----------    -----------    -----------    -----------    -----------
       Change in net asset value per share ..........        (1.45)          1.08           0.71           0.94          (0.63)
                                                       -----------    -----------    -----------    -----------    -----------
       NET ASSET VALUE, END OF PERIOD ...............  $     25.17    $     26.62    $     25.54    $     24.83    $     23.89
                                                       ===========    ===========    ===========    ===========    ===========

       Total Return .................................         0.00%          9.63%          7.97%         10.31%          3.55%

RATIOS/SUPPLEMENTAL DATA:
       Net assets at end of period (in 000's) .......  $   524,025    $   525,734    $   545,356    $   559,286    $   571,669
       Ratio of expenses to average net assets ......         0.86%          0.85%          0.84%          0.82%          0.83%
       Ratio of net investment income to average
         net assets .................................         3.70%          3.79%          4.72%          5.99%          6.12%
       Ratio of expenses to average net assets* .....         0.99%          0.85%          0.84%          0.82%          0.83%
       Portfolio turnover rate ......................          242%           226%           290%           191%           182%

-------------
*     Ratios excluding waivers.

(a)   The Fund commenced investment operations on July 1, 1999.

(b)   Represents net asset value of predecessor Common Trust Fund.

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

                                                                                BALANCED GROWTH FUND
                                                       -----------------------------------------------------------------------------
                                                          FOR THE       FOR THE        FOR THE         FOR THE         FOR THE
                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                       JUNE 30, 2004  JUNE 30, 2003  JUNE 30, 2002   JUNE 30, 2001  JUNE 30, 2000(a)
                                                       -------------  -------------  -------------   -------------  ----------------
       Net Asset Value, Beginning of Period .......... $     67.88    $     67.25    $     81.92    $     91.84     $    90.96 (b)

INVESTMENT ACTIVITIES:
       Net investment income .........................        1.34           1.27           1.52           2.33           3.18
       Net realized and unrealized gains/(losses)
        from investments .............................        6.73           0.71          (7.44)         (5.07)          1.48
                                                       -----------    -----------    -----------    -----------     ----------
       Total from Investment Activities ..............        8.07           1.98           5.92           2.74           4.66
                                                       -----------    -----------    -----------    -----------     ----------

DIVIDENDS:
       Net investment income .........................       (1.23)         (1.27)         (1.34)         (5.68)         (3.19)
       Net realized gains ............................          --          (0.08)         (7.00)         (1.50)         (0.59)
       Tax return of capital .........................       (0.07)            --          (0.41)            --             --
                                                       -----------    -----------    -----------    -----------     ----------
       Total Dividends ...............................       (1.30)         (1.35)         (8.75)         (7.18)         (3.78)
                                                       -----------    -----------    -----------    -----------     ----------

       Change in net asset value per share ...........        6.77           0.63         (14.67)         (9.92)          0.88
                                                       -----------    -----------    -----------    -----------     ----------
       NET ASSET VALUE, END OF PERIOD ................ $     74.65    $     67.88    $     67.25    $     81.92     $    91.84
                                                       ===========    ===========    ===========    ===========     ==========

       Total Return ..................................       11.95%          3.10%         (7.79%)        (3.01%)         5.13%

RATIOS/SUPPLEMENTAL DATA:
       Net assets at end of period (in 000's) ........ $   302,446    $   272,467    $   286,314    $   314,873     $  343,231
       Ratio of expenses to average net assets .......        0.15%          0.14%          0.11%          0.09%          0.10%
       Ratio of net investment income to
        average net assets ...........................        1.52%          1.96%          2.02%          2.61%          3.50%
       Portfolio turnover rate .......................          12%            15%            18%            18%             8%

----------------------
(a)   The Fund commenced investment operations on July 1, 1999.

(b)   Represents net asset value of predecessor Common Trust Fund.

                See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

                                                                                   BALANCED INCOME FUND
                                                       -----------------------------------------------------------------------------
                                                          FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                                        YEAR ENDED     YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED
                                                       JUNE 30, 2004  JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001  JUNE 30, 2000 (a)
                                                       -------------  -------------  -------------  -------------  -----------------
       Net Asset Value, Beginning of Period ..........  $     17.52    $     17.10    $     18.88    $     20.01    $     20.16 (b)

INVESTMENT ACTIVITIES:
       Net investment income .........................         0.53           0.52           0.57           0.78           0.89
       Net realized and unrealized gains/(losses)
         from investments ............................         0.70           0.47          (0.84)         (0.38)         (0.02)
                                                        -----------    -----------    -----------    -----------    -----------
       Total from Investment Activities ..............         1.23           0.99          (0.27)          0.40           0.87
                                                        -----------    -----------    -----------    -----------    -----------

DIVIDENDS:
       Net investment income .........................        (0.48)         (0.52)         (0.54)         (1.22)         (0.89)
       Net realized gains ............................           --          (0.05)         (0.94)         (0.31)         (0.13)
       Tax return of capital .........................        (0.03)            --          (0.03)            --             --
                                                        -----------    -----------    -----------    -----------    -----------
       Total Dividends ...............................        (0.51)         (0.57)         (1.51)         (1.53)         (1.02)
                                                        -----------    -----------    -----------    -----------    -----------

       Change in net asset value per share ...........         0.72           0.42          (1.78)         (1.13)         (0.15)
                                                        -----------    -----------    -----------    -----------    -----------

       NET ASSET VALUE, END OF PERIOD ................  $     18.24    $     17.52    $     17.10    $     18.88    $     20.01
                                                        ===========    ===========    ===========    ===========    ===========

       Total Return ..................................         7.07%          6.00%         (1.55%)         2.08%          4.40%

RATIOS/SUPPLEMENTAL DATA:
       Net assets at end of period (in 000's) ........  $   124,915    $   122,576    $   114,013    $   116,519    $   124,809
       Ratio of expenses to average net assets .......         0.18%          0.16%          0.14%          0.12%          0.14%
       Ratio of net investment income to
         average net assets ..........................         2.34%          3.08%          3.13%          3.88%          4.46%
       Portfolio turnover rate .......................           12%            18%            11%            20%            12%

------------
(a)   The Fund commenced investment operations on July 1, 1999.

(b)   Represents net asset value of predecessor Common Trust Fund.

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                                  JUNE 30, 2004

1. ORGANIZATION

New Covenant Funds (the "Trust"), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998, and is currently organized as a Delaware statutory trust. The Trust currently consists of four investment funds: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth"), and New Covenant Balanced Income Fund ("Balanced Income"), (individually, a "Fund," and collectively, the "Funds"). The Funds commenced operations on July 1, 1999. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds' investment advisor is the NCF Investment Department of New Covenant Trust Company, N.A. (the "Advisor").

The objectives of the Funds are as follows:

Growth Fund               Long-term capital appreciation. Dividend income, if
                          any, will be incidental.

Income Fund               High level of current income with preservation of
                          capital.

Balanced Growth Fund      Capital appreciation with less risk than would be
                          present in a portfolio of only common stocks.

Balanced Income Fund      Current income and long-term growth of capital.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters enter into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with GAAP.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value.
Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

OPTIONS: The Income Fund may purchase or write options which are traded over the counter to hedge fluctuation risks in the prices of certain securities. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. There were no options outstanding at June 30, 2004.

                                                   NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                                  JUNE 30, 2004

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(I) market value of investment securities, other assets and liabilities at the current rate of exchange

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds enter into forward currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. There were no contracts outstanding at June 30, 2004.

LOANS OF PORTFOLIO SECURITIES: The Growth Fund and Income Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with State Street Bank ("SSB"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at June 30, 2004, was as follows:

                                        VALUE OF           VALUE OF                VALUE OF
FUND                                SECURITIES LOANED   CASH COLLATERAL       NON-CASH COLLATERAL
----                                -----------------   ---------------       -------------------
Growth Fund                           $  77,014,576      $ 79,228,937             $  110,538
Income Fund                              64,187,099        65,501,525                     --

Cash collateral received for securities on loan was invested in the following:

                                                                 Growth Fund     Income Fund
                                                                 -----------     -----------
State Street Navigator Securities Lending Prime Portfolio,
1.23% due 7/1/04                                                $ 79,228,937    $ 65,501,525

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker-dealer which is recognized as a reporting government securities dealer, whose creditworthiness has been determined by the Advisor. Each repurchase agreement is at least 102% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                                  JUNE 30, 2004

FEDERAL INCOME TAXES: It is each Fund's intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

ALLOCATION OF EXPENSES: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis.

EXPENSES PAID INDIRECTLY: The Growth Fund directs certain portfolio trades to brokers who pay a portion of the Fund's expenses. Under this arrangement, the Growth Fund's expenses were reduced by the amount shown below. The effect on the Growth Fund's expense ratio, as a percentage of the average daily net assets of the Fund on an annualized basis, for the year ended June 30, 2004 is as follows:

FUND                                     AMOUNT     RATIO
----                                     ------     -----
Growth Fund .........................   $ 35,596    0.01%

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the NCF Investment Department of the New Covenant Trust Company, N.A. (or the "Advisor"). Under the Agreement, the Advisor is responsible for managing the Funds' investments as well as providing the Funds with certain administrative services. The Growth Fund pays the Advisor a monthly fee at the annual rate of 0.99% of the Growth Fund's average daily net assets and the Income Fund pays the Advisor a monthly fee at the annual rate of 0.75% of the Income Fund's average daily net assets. The Advisor does not receive advisory fees for the Balanced Growth and the Balanced Income Funds. The Advisor has entered into Sub-Advisory Agreements with five Sub-Advisors to assist in the selection and management of each Fund's investment securities. It is the responsibility of the Sub-Advisors, under the direction of the Advisor, to make day-to-day investment decisions for the Funds. The Advisor pays each Sub-Advisor a quarterly fee for their services in managing assets of the Funds. The Advisor pays the Sub-Advisor's fee directly from its own advisory fees. The Sub-Advisory fees are based on the assets of a Fund to which the Sub-Advisor is responsible for making investment decisions.

The following are the Sub-Advisors for the Growth Fund: Capital Guardian Trust Company, Seneca Capital Management, Sound Shore Management Inc., and Wellington Management Company, LLP.

Tattersall Advisory Group is the Sub-Advisor for the Income Fund.

The Trust is a party to a Shareholder Services Agreement pursuant to which each Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations ("Authorized Service Providers") for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of the Shareholder Services Agreement, each Fund is authorized to pay an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net assets of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship. In connection with the implementation and operation of the Shareholder Services Agreement, the Advisor has agreed to waive the amount of the investment advisory fees payable to it by any Fund to the extent of the amount paid in fees by a Fund to any Authorized Service Provider under the Shareholder Services Agreement.

The Trust has entered into servicing agreements with BISYS Fund Services Ohio, Inc. ("BISYS") as of March 8, 2004. Under the servicing agreements, BISYS provides transfer agency, administrative and fund accounting services to the Funds. Under the fund accounting agreement, BISYS is entitled to a fee computed at an annual rate of 0.03% of the Trust's average daily net assets for the first $500,000,000, 0.0225% for $500,000,001 to $5,000,000,000, and 0.01% over
$5,000,000,000. Under the administration agreement, BISYS is entitled to a fee computed at an annual rate of 0.02% of the Trust's average daily net assets subject to a minimum fee per annum of $45,000 per Fund. Prior to March 8, 2004, PFPC Inc. served as the Trust's fund accountant, transfer agent and administrator.

The Trust has a Distribution Agreement with New Covenant Funds Distributor, Inc. (the "Distributor") to serve as the principal distributor of the Funds' shares. The Funds do not pay any fees to the Distributor in its capacity as principal distributor.

The Trust has a Custodian Agreement with State Street Bank.

                                                   NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                                  JUNE 30, 2004

No officer, Trustee or employee of the Trust, BISYS, or any affiliate thereof, receives any compensation from the Trust for serving as Trustee or officer of the Company. The Trust also reimburses expenses incurred by the unaffiliated Trustees in attending Board and Committee meetings.

4. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the year ended June 30, 2004, were as follows:

FUND                                                                                    PURCHASES           SALES
                                                                                     ---------------   ---------------
Growth Fund ......................................................................   $   729,810,326   $   743,006,064
Income Fund ......................................................................     1,239,301,776     1,177,960,128
Balanced Growth Fund .............................................................        37,470,832        33,548,011
Balanced Income Fund .............................................................        14,765,619        16,720,369

5. SHARES OF BENEFICIAL INTEREST

The Trust authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. The Fund currently offers a single class of shares. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

                                           YEAR ENDED                     YEAR ENDED
                                         JUNE 30, 2004                   JUNE 30, 2003
                                   --------------------------      --------------------------
                                     SHARES         AMOUNT           SHARES         AMOUNT
                                   ----------    ------------      ----------    ------------
GROWTH FUND:
  Issued .....................      2,170,262    $ 57,829,249       3,848,573    $ 82,094,287
  Reinvested .................          3,060         180,445           7,133         153,247
  Redeemed ...................     (2,593,638)    (69,212,473)     (2,528,203)    (54,574,822)
                                   ----------    ------------      ----------    ------------
Net increase (decrease) ......       (420,316)   $(11,202,779)      1,327,503    $ 27,672,712
                                   ==========    ============      ==========    ============

                                           YEAR ENDED                     YEAR ENDED
                                         JUNE 30, 2004                   JUNE 30, 2003
                                   --------------------------      --------------------------
                                     SHARES         AMOUNT           SHARES         AMOUNT
                                   ----------    ------------      ----------    ------------
INCOME FUND:
  Issued .....................      2,606,939    $ 67,488,886       1,907,730    $ 50,189,035
  Reinvested .................        276,892       7,160,195         184,677       4,848,811
  Redeemed ...................     (1,814,304)    (47,013,296)     (3,699,149)    (96,454,645)
                                   ----------    ------------      ----------    ------------
Net increase (decrease) ......      1,069,527    $ 27,635,785      (1,606,742)   $(41,416,799)
                                   ==========    ============      ==========    ============

                                            YEAR ENDED                    YEAR ENDED
                                          JUNE 30, 2004                  JUNE 30, 2003
                                     ------------------------      --------------------------
                                      SHARES         AMOUNT           SHARES         AMOUNT
                                     --------    ------------      ----------    ------------
BALANCED GROWTH FUND:
  Issued .....................        471,865    $ 34,471,118         286,683    $ 18,351,902
  Reinvested .................         51,451       3,764,861          66,792       4,232,137
  Redeemed ...................       (485,890)    (35,133,427)       (596,621)    (38,280,507)
                                     --------    ------------        --------    ------------
Net increase (decrease) ......         37,426    $  3,102,552        (243,146)   $(15,696,468)
                                     ========    ============        ========    ============

                                            YEAR ENDED                    YEAR ENDED
                                          JUNE 30, 2004                 JUNE 30, 2003
                                     ------------------------      --------------------------
                                     SHARES         AMOUNT           SHARES         AMOUNT
                                     --------    ------------      ----------    ------------
BALANCED INCOME FUND:
  Issued .....................        627,611    $ 11,370,210         982,594    $ 16,737,282
  Reinvested .................        113,907       2,066,329         140,426       2,357,342
  Redeemed ...................       (891,041)    (16,136,627)       (792,004)    (13,345,909)
                                     --------    ------------        --------    ------------
Net increase (decrease) ......       (149,523)   $ (2,700,088)        331,016    $  5,748,715
                                     ========    ============        ========    ============

NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                                  JUNE 30, 2004

6. RISK FACTORS

The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities," however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are rated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne to investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

7. DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles accepted in the United States. The tax character of distributions paid during the fiscal years ended June 30, 2003 and June 30, 2004, were as follows:

                              DISTRIBUTIONS PAID FROM
                      ----------------------------------------------
                                                    NET LONG TERM          TOTAL TAXABLE
                          ORDINARY INCOME           CAPITAL GAINS          DISTRIBUTIONS
                          ---------------           -------------          -------------
                          2004        2003         2004       2003       2004         2003
                      -----------  -----------  --------    ------    ----------  ------------
Growth Fund           $ 2,835,338  $ 2,747,947  $       --  $     --  $ 2,835,338 $  2,747,947
Income Fund            23,126,931   25,160,016   3,854,555   888,103   26,981,486   26,048,119
Balanced Growth Fund    4,816,139    5,227,067      44,742   363,393    4,860,881    5,590,460
Balanced Income Fund    3,277,160    3,519,607         903   373,272    3,278,063    3,892,879

                                                TOTAL DISTRIBUTIONS
                         RETURN OF CAPITAL              PAID*
                        -----------------    --------------------------
                           2004      2003       2004           2003
                        --------    -----    -----------    -----------
Growth Fund             $       --  $    --  $ 2,835,338    $ 2,747,947
Income Fund              2,311,618       --   29,293,104     26,048,119
Balanced Growth Fund       299,330       --    5,160,211      5,590,460
Balanced Income Fund       233,142       --    3,511,205      3,892,879

* Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

                                                   NOTES TO FINANCIAL STATEMENTS

8. FEDERAL INCOME TAXES

As of June 30, 2004, the Funds had available for Federal tax purposes unused capital loss carryforwards expiring as follows:

                               2009          2010         2011       2012          TOTAL
                           -----------   -----------      ----   -----------   ------------
Growth Fund                $96,688,185   $45,005,343       --    $14,207,522   $155,901,050
Income Fund                         --            --       --        717,935        717,935
Balanced Growth                     --            --       --      1,737,647      1,737,647
Balanced Income                     --            --       --      2,891,416      2,891,416

As of June 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                                                                    TOTAL
                       UNDISTRIBUTED  UNDISTRIBUTED                            ACCUMULATED      UNREALIZED       ACCUMULATED
                         ORDINARY     LONG -- TERM   ACCUMULATED  DIVIDENDS    CAPITAL AND     APPRECIATION/      EARNINGS/
                          INCOME      CAPITAL GAINS   EARNINGS     PAYABLE     OTHER LOSSES    (DEPRECIATION)     (DEFICIT)
                       -------------  -------------  -----------  ---------   --------------   -------------     ------------
Growth Fund            $     129,402      --         $   129,402      --      $(155,901,050)   $  70,450,263     $(85,321,384)
Income Fund                       --      --                  --      --           (717,935)       1,798,431        1,080,496
Balanced Growth Fund              --      --                  --      --         (7,602,939)     (12,318,693)     (19,921,632)
Balanced Income Fund              --      --                  --      --         (3,052,641)         937,302       (2,115,338)

9. PROXY VOTING POLICY (UNAUDITED)

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities and information regarding how the Trust voted proxies related to portfolio securities during the year ended June 30, 2004, is available (i) without charge, upon request, by calling 800-858-6127 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

10. QUARTERLY HOLDINGS (UNAUDITED)

A portfolio holdings statement for the Growth Fund and the Income Fund for the quarter ended September 30, 2004, will be available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov within 60 days after quarter end.

11. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended June 30, 2004, dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximumn rate of 15%. Completed information will be reported in conjunction with the 2004 Form 1099-DIV.

For the year ended June 30, 2004, the following Funds paid qualified dividend income of:

                                    QUALIFIED DIVIDEND INCOME
                                    --------------------------
Growth Fund.....................            $2,835,338
Balanced Growth Fund............               289,116
Balanced Income Fund............                71,589

The Fund designates the following percentage of distributions eligible for the dividends received deduction for corporations:

                                         AMOUNT
                                         ------
Growth Fund..........................     100%
Balanced Growth Fund.................       6
Balanced Income Fund.................       2

TRUSTEES AND OFFICERS

                               NEW COVENANT FUNDS
                                  JUNE 30, 2004

TRUSTEES AND OFFICERS OF THE NEW COVENANT FUNDS

                                  POSITION(S) HELD
NAME, ADDRESS, AND AGE            WITHIN THE TRUST    LENGTH OF TIME SERVED   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------            ----------------    ---------------------   -------------------------------------------
DISINTERESTED TRUSTEES

Gail C. Duree                     Trustee             Indefinite              Investment Consultant, Montview Boulevard
200 East Twelfth Street, Suite C                      Since Inception         Presbyterian Church (1994 - present); Women's
Jeffersonville, IN 47130                                                      Foundation of Colorado (1995 - present); Trustee,
Age: 57                                                                       Presbyterian Foundation (1991 - 1997); Logan
                                                                              School (1996 - present)

Rev. Donald B. Register           Trustee             Indefinite              Pastor, Sixth-Grace Presbyterian Church, Chicago, IL
200 East Twelfth Street, Suite C                      Since Inception         (1988 - present)
Jeffersonville, IN 47130
Age: 67

John D. Stuart                    Trustee             Indefinite              Independent Financial Consultant
200 East Twelfth Street, Suite C                      Since February, 2002
Jeffersonville, IN 47130
Age: 73

INTERESTED TRUSTEES

F. Kenneth Bateman                President and       Indefinite              Attorney, Gerber & Bateman, P.A. (1999 - present);
200 East Twelfth Street, Suite C  Trustee             Since Inception         Attorney, Potter, Mills & Bateman, P.A. (1997 - 1999);
Jeffersonville, IN 47130                                                      Trustee, Presbyterian Foundation (1995 - 2001)
Age: 64

Cynthia S. Gooch                  Trustee             Indefinite              Retired; Trustee, Presbyterian Foundation
200 East Twelfth Street, Suite C                      Since Inception         (1997 - present)
Jeffersonville, IN 47130
Age: 71

EXECUTIVE OFFICERS

Dennis Murphy                     Vice President      Indefinite              Executive Vice President and Chief Investment
200 East Twelfth Street, Suite C                      Since November, 2001    Officer, Presbyterian Foundation and New Covenant
Jeffersonville, IN 47130                                                      Trust Company (2000 - present). Senior
Age: 62                                                                       Vice President and Chief Financial Officer,
                                                                              Presbyterian Foundation and New Covenant
                                                                              Trust Company (1982 - 2000)

Anita J. Clemons                  Vice President      Indefinite,             Vice President and Investment Officer, New Covenant
200 East Twelfth Street, Suite C                      Since August, 2003      Trust Company (2000 - present).
Jeffersonville, IN 47130
Age: 50

Dale Smith                        Treasurer           Indefinite              Senior Vice President of Financial
3435 Stelzer Rd., Suite 1000                          Since February, 2004    Services, BISYS Fund Services
Columbus, OH 43219                                                            (1988 - present)
Age: 44

Charles J. Daly                   Secretary           Indefinite              Counsel, BISYS Fund Services (November 2003  -
3435 Stelzer Rd., Suite 1000                          Since February, 2004    present); Associate, Goodwin Proctor LLP (2001  -
Columbus, OH 43219                                                            2003)
Age: 33

Alaina V. Metz                    Assistant           Indefinite              Vice President, Blue Sky Compliance,
3435 Stelzer Rd., Suite 1000      Secretary           Since February, 2004    BISYS Fund Services (1995 - present)
Columbus, OH 43219
Age: 36

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of New Covenant Funds:

We have audited the accompanying statements of assets and liabilities, of the New Covenant Funds (comprised of New Covenant Growth Fund, New Covenant Income Fund, New Covenant Balanced Growth Fund, and New Covenant Balanced Income Fund) (collectively "the Funds") including the schedules of investments, as of June 30, 2004, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Covenant Funds as of June 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Columbus, Ohio
August 13, 2004

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

[PICTURE]

This report is authorized for distribution only if preceded or accompanied by a current prospectus. Shares of New Covenant Funds are distributed by New Covenant Funds Distributor, Inc.,
3435 Stelzer Road
Columbus, OH 43219

NEW COVENANT FUNDS

200 EAST TWELFTH STREET, SUITE C

JEFFERSONVILLE, IN 47130

ITEM 2. CODE OF ETHICS.

      Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

      THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (a)(1).

      The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

      If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

      DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

              (i) Has at least one audit committee financial expert serving on its audit committee; or

              (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

              (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

              (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS JOHN D. STUART, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

                              2003   $58,803
                              2004   $63,000

      (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                              2003   $0
                              2004   $0

      (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                              2003   $0
                              2004   $22,900

2004: preparation and filing of tax returns

      (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                              2003   $0
                              2004   $0

      (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      In accordance with the Fund's Audit Committee Charter, all audit engagements on behalf of the funds are pre-approved by the Fund's Audit Committee.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

                              2003   0%
                              2004   0%

      (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

                              2003   0%
                              2004   0%

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

                              2003   $23,026
                              2004   $63,046

      (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

THE AUDIT COMMITTEE HAS CONSIDERED THAT THE PROVISION OF NON-AUDIT SERVICES THAT WERE RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT THAT WERE NOT PRE-APPROVED PURSUANT TO PARAGRAPH (c)(7)(II) OF RULE 2-01 OF REGULATION S-X IS COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

      (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THE REGISTRANT'S PRESIDENT AND TREASURER HAVE REVIEWED REPRESENTATIONS FROM PFFC INC. WITH RESPECT TO THEIR ROLE AS ADMINISTRATOR TO THE REGISTRANT, INCLUDING CONTROLS AND PROCEDURES IN PLACE FROM JANUARY 1, 2004 THROUGH MARCH 7, 2004. AFTER MARCH 7, 2004 BISYS FUND SERVICES OHIO, INC. ("BISYS") ASSUMED THE ROLE OF ADMINISTRATOR. THE REGISTRANT'S PRESIDENT AND TREASURER ALSO OBTAINED AND REVIEWED REPRESENTATIONS FROM BISYS IN THEIR ROLE AS ADMINISTRATOR FROM MARCH 8, 2004 THROUGH JUNE 30, 2004.

BISYS PREPARED THIS FORM N-CSR, INCLUDING THE FINANCIAL STATEMENTS INCLUDED AS
ITEM 1 OF THIS REPORT.

EXCEPT AS INCLUDED ABOVE, THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF THE ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

      (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

      (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

      (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

      (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               New Covenant Funds

By (Signature and Title)*  /s/ Dale Smith, Treasurer
                           -------------------------

Date____September 9, 2004____________________

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Dale Smith, Treasurer
                           -------------------------

Date____September 9, 2004_____________________

By (Signature and Title)*  /s/ F. Kenneth Bateman, President
                           ---------------------------------

Date____September 9, 2004__________________________

* Print the name and title of each signing officer under his or her signature.